UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2014
Date of reporting period: January 31, 2014

Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31, 2014, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 50.8%

	Federal Farm Credit Bank — 18.1%
$10,000,000	0.120% due 2/24/14[1]	$10,000,000
10,000,000	0.106% due 3/5/14[1]	10,000,000
10,000,000	0.150% due 3/11/14[1]	10,000,000
6,155,000	0.290% due 3/27/14[1]	6,156,954
10,000,000	0.150% due 4/1/14[1]	9,999,910
10,000,000	0.120% due 6/3/14[1]	10,000,000
10,000,000	0.140% due 7/1/14[1]	9,999,579
10,000,000	0.226% due 7/16/14[1]	10,005,004
7,500,000	0.170% due 7/22/14[1]	7,500,000
10,000,000	0.300% due 8/21/14	10,005,897
10,000,000	0.150% due 8/26/14[1]	10,000,576
12,000,000	0.280% due 10/14/14[1]	12,012,318
10,000,000	0.080% due 10/28/14[1]	9,999,254
18,300,000	1.625% due 11/19/14	18,511,403
5,000,000	0.080% due 11/24/14[1]	4,999,799

		149,190,694

	Federal Home Loan Bank — 11.9%
15,000,000	0.160% due 2/24/14[1]	15,000,766
6,600,000	0.140% due 5/20/14	6,599,371
6,135,000	1.375% due 5/28/14	6,158,731
10,000,000	0.125% due 6/11/14	9,998,315
15,000,000	0.210% due 6/11/14[1]	15,008,125
8,800,000	0.190% due 7/25/14	8,800,759
10,000,000	0.170% due 8/12/14	9,999,879
10,000,000	0.125% due 10/28/14	9,997,287
16,060,000	0.125% due 11/18/14	16,053,960

		97,617,193

	Federal Home Loan Mortgage Corporation — 7.0%
8,000,000	4.500% due 4/2/14	8,056,380
19,766,000	2.500% due 4/23/14	19,868,292
9,266,000	1.000% due 8/20/14	9,307,816
10,000,000	1.000% due 8/27/14	10,048,129
10,100,000	0.370% due 10/7/14[1]	10,119,835

		57,400,452

	Federal National Mortgage Association — 13.8%
14,254,000	2.750% due 2/5/14	14,257,978
5,000,000	1.250% due 2/27/14	5,003,755
19,400,000	0.266% due 3/4/14[1]	19,401,855
10,000,000	2.500% due 5/15/14	10,065,734

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal National Mortgage Association — (Continued)

$10,000,000	0.360% due 6/23/14[1]	$10,009,094
10,200,000	0.340% due 8/25/14[1]	10,215,191
15,000,000	2.625% due 11/20/14	15,293,358
15,000,000	0.460% due 11/21/14[1]	15,045,258
13,723,000	0.750% due 12/19/14	13,791,623

		113,083,846

	TOTAL AGENCY NOTES (Amortized Cost $417,292,185)	417,292,185

REPURCHASE AGREEMENTS* — 49.1%
185,000,000	With RBS Greenwich, Inc., dated 1/31/14, 0.020%, principal and interest in the amount of $185,000,308, due 2/3/14, (collateralized by a U.S. Treasury Note with a par value of $184,172,000, coupon rate of 1.500%, due 6/30/16, market value of $188,776,300)	185,000,000
188,258,082	With Societe Generale, dated 1/31/14, 0.030%, principal and interest in the amount of $188,258,553 due 2/3/14, (collateralized by a U.S. Treasury Note with a par value of $194,590,000, coupon rate of 0.625%, due 9/30/17, market value of $192,023,358)	188,258,082
30,000,000	With UBS AG, dated 1/31/14, 0.010%, principal and interest in the amount of $30,000,025, due 2/3/14, (collateralized by a U.S. Treasury Note with a par value of $30,715,200, coupon rate of 1.375%, due 2/28/19, market value of $30,600,018	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $403,258,082)	403,258,082

TOTAL INVESTMENTS (Amortized Cost $820,550,267)[2]	99.9%	$820,550,267
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	831,495

NET ASSETS	100.0%	$821,381,762

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of January 31, 2014.
[2]	Aggregate cost for federal tax purposes was $820,550,267.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 97.0%

	Daily Variable/Floating Rate Notes — 47.6%
$1,700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.01% due 4/1/17	$1,700,000
5,045,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.03% due 5/15/24	5,045,000
700,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.03% due 11/1/35	700,000
5,400,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.03% due 6/1/25	5,400,000
7,030,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.04% due 1/15/26	7,030,000
10,455,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.03% due 1/15/26	10,455,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.15% due 9/1/26	800,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.03% due 7/1/36	4,000,000
4,150,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.03% due 7/1/35	4,150,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.03% due 12/1/15	130,000
8,400,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.04% due 8/1/35	8,400,000
5,450,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.04% due 12/1/51	5,450,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$2,800,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.04% due 11/1/19	$2,800,000
7,500,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.03% due 5/15/35	7,500,000
6,800,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series C, (SPA: J.P. Morgan Chase),
	0.03% due 6/1/41	6,800,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
2,600,000	0.040% due 6/1/20	2,600,000
4,400,000	0.040% due 10/1/24	4,400,000
1,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.04% due 3/1/24	1,000,000
2,600,000	Irvine Ranch, California, Water District, Consolidated Improvement Districts, General Obligation Unlimited, (LOC: Bank of New York Mellon),
	0.03% due 6/1/15	2,600,000
9,100,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.04% due 12/1/16	9,100,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.04% due 6/1/23	8,735,000
8,650,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.04% due 10/1/24	8,650,000
605,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.03% due 7/1/28	605,000
6,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.04% due 8/1/15	6,600,000
1,000,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.04% due 11/1/14	1,000,000
3,000,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.04% due 11/1/14	3,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$845,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, DATES,
	0.04% due 11/1/14	$845,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.05% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.05% due 7/1/39	1,700,000
5,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.03% due 11/1/35	5,500,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.02% due 11/1/49	1,350,000
4,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.03% due 8/15/40	4,700,000
9,935,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.04% due 10/1/39	9,935,000
2,275,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.15% due 12/1/27	2,275,000
2,800,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series D,
	0.04% due 12/1/30	2,800,000
2,900,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.04% due 11/1/35	2,900,000
10,100,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.04% due 12/1/30	10,100,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.04% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.04% due 11/1/35	9,285,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.06% due 10/1/35	$1,400,000
5,500,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series B, (SPA: U.S. Bank N.A.),
	0.04% due 2/15/33	5,500,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.04% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.04% due 7/15/32	2,150,000
10,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.05% due 6/1/31	10,020,000
7,300,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.03% due 6/1/41	7,300,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.04% due 11/1/29	7,100,000
4,300,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.06% due 11/1/22	4,300,000
730,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.07% due 11/1/22	730,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.05% due 11/1/22	5,510,000
6,500,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.04% due 4/1/36	6,500,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$23,300,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.04% due 6/15/38	$23,300,000
6,465,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.06% due 2/15/21	6,465,000
3,725,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.06% due 7/1/25	3,725,000
2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.04% due 10/1/24	2,000,000
219,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.15% due 12/1/15	219,000
1,843,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.05% due 7/15/19	1,843,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.04% due 8/15/20	1,600,000
13,300,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.02% due 5/15/32	13,300,000
19,800,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.03% due 4/1/38	19,800,000
14,110,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.05% due 2/15/31	14,110,000
3,000,000	Valdez City, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.04% due 12/1/33	3,000,000
7,600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.04% due 10/1/25	7,600,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,625,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.05% due 2/1/26	$1,625,000
805,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.05% due 11/1/25	805,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $327,232,000)	327,232,000

	Weekly Variable/Floating Rate Notes — 49.4%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.04% due 10/1/30	14,000,000
2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.08% due 8/1/16	2,025,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.03% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.03% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.03% due 5/1/40	15,000,000
3,240,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.05% due 7/1/27	3,240,000
6,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.04% due 4/1/20	6,320,000
850,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.03% due 5/15/14	850,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.02% due 7/1/33	12,000,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.05% due 12/1/34	750,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$10,650,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.04% due 12/1/26	$10,650,000
1,010,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.04% due 12/1/20	1,010,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.04% due 4/1/27	8,915,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.04% due 10/1/36	5,170,000
12,165,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (SPA: J.P. Morgan Chase),
	0.04% due 9/1/19	12,165,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.03% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.03% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.030% due 2/15/38	2,000,000
12,000,000	0.030% due 10/1/39	12,000,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.03% due 2/15/38	6,000,000
6,800,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.04% due 11/1/26	6,800,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.04% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.03% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.03% due 8/1/28	6,200,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.03% due 6/1/32	$5,000,000
2,700,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.03% due 7/1/31	2,700,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.03% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.03% due 11/15/19	5,100,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.03% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.03% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.03% due 11/15/36	6,300,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
3,000,000	0.020% due 12/1/17	3,000,000
10,300,000	0.020% due 6/1/27	10,300,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.03% due 12/1/21	4,380,000
6,500,000	Ohio State University General Receipts,
	0.03% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.03% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.03% due 6/1/35	7,000,000
9,380,000	Ohio State, General Obligation Unlimited, Series C,
	0.03% due 6/15/26	9,380,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.02% due 9/1/35	$6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.03% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.03% due 9/1/36	1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.03% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.03% due 7/1/33	6,275,000
5,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.03% due 7/1/32	5,185,000
10,950,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities, Brown, Series A,
	0.03% due 5/1/35	10,950,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.09% due 5/1/32	12,760,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.04% due 11/1/31	6,925,000
2,860,000	University of North Carolina, Revenue Bonds, Series B,
	0.02% due 12/1/25	2,860,000
8,140,000	University of North Carolina, Revenue Bonds, Series C,
	0.03% due 12/1/25	8,140,000
	University of Texas, University Revenue, Financing System, Series B:
4,605,000	0.020% due 8/1/16	4,605,000
3,470,000	0.030% due 8/1/33	3,470,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,985,000	0.030% due 8/1/34	$3,985,000
6,500,000	0.020% due 8/1/39	6,500,000
7,195,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.04% due 6/1/48	7,195,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $339,840,000)	339,840,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $667,072,000)	667,072,000

FIXED RATE NOTES* — 3.0%
20,000,000	Texas State, TRANS,
	2.00% due 8/28/14	20,205,798
TOTAL INVESTMENTS (Amortized Cost $687,277,798)[2]	100.0%	$687,277,798
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	321,412

NET ASSETS	100.0%	$687,599,210

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $687,277,798.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement
TRANS — Tax and Revenue Anticipation Notes

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 11.3%

	Federal Home Loan Bank — 4.8%
$4,500,000	4.125% due 12/13/19	$5,008,248
12,000,000	5.000% due 11/17/17[1]	13,731,456

		18,739,704

	Federal Home Loan Mortgage Corporation — 5.1%
8,135,000	5.125% due 10/18/16	9,067,141
10,000,000	3.750% due 3/27/19	10,988,730

		20,055,871

	Federal National Mortgage Association — 1.4%
5,000,000	5.000% due 5/11/17	5,654,605

		5,654,605

	TOTAL AGENCY NOTES (Cost $44,258,387)	44,450,180

MORTGAGE-BACKED SECURITIES*,2 — 32.9%

	Federal Home Loan Mortgage Corporation — 7.9%
842	# G00807, 9.500% due 3/1/21	850
593,292	# G12342, 5.500% due 8/1/21	647,776
77,569	# J03604, 5.500% due 10/1/21	84,745
72,919	# J03649, 5.500% due 10/1/21	79,577
230,623	# G12442, 6.000% due 11/1/21	247,648
262,972	# J03536, 5.500% due 11/1/21	287,256
157,939	# G18163, 5.500% due 1/1/22	172,465
616,968	# G13396, 5.500% due 12/1/23	673,817
65,252	# D78677, 8.000% due 3/1/27	69,022
366,112	# C00742, 6.500% due 4/1/29	416,353
157,067	# A57845, 7.000% due 2/1/37	178,672
271,836	# A68937, 6.000% due 11/1/37	299,663
133,348	# A68332, 5.500% due 11/1/37	145,857
682,264	# A70446, 5.000% due 12/1/37	740,766
1,415,784	# A69653, 5.500% due 12/1/37	1,547,711
1,072,657	# A73370, 5.000% due 2/1/38	1,164,634
1,235,543	# A90421, 4.500% due 12/1/39	1,322,564
1,271,507	# A92890, 4.500% due 7/1/40	1,361,636
4,674,290	# A97620, 4.500% due 3/1/41	5,005,304
7,165,407	# Q06558, 3.500% due 2/1/42	7,259,540
5,236,987	# C03770, 3.500% due 2/1/42	5,305,786
3,619,827	# Q07651, 3.500% due 4/1/42	3,667,382

		30,679,024

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Federal National Mortgage Association — 23.3%
$5,687	# 535729, 6.500% due 2/1/16	$5,858
10,216	# 535962, 6.500% due 5/1/16	10,583
4,207	# 595134, 6.500% due 7/1/16	4,341
18,870	# 596498, 6.000% due 7/1/16	19,509
5,113	# 608777, 6.500% due 10/1/16	5,331
85,667	# 625990, 5.500% due 12/1/16	92,031
6,578	# 643340, 6.500% due 3/1/17	6,766
22,713	# 555016, 6.500% due 10/1/17	23,863
161,731	# 686230, 5.500% due 2/1/18	173,858
214,761	# 254685, 5.000% due 4/1/18	229,889
199,288	# 740449, 5.500% due 9/1/18	214,282
151,696	# 768557, 5.500% due 2/1/19	163,088
95,748	# 255159, 5.500% due 3/1/19	103,756
1,751	# 313796, 9.500% due 2/1/21	1,773
2,473	# 125275, 7.000% due 3/1/24	2,751
18,762	# 313795, 9.500% due 1/1/25	20,532
2,552,133	# AH6827, 4.000% due 3/1/26	2,722,249
1,886,714	# AI1657, 4.000% due 4/1/26	2,012,261
2,855,103	# AB3900, 3.000% due 11/1/26	2,950,182
27,157	# 373328, 8.000% due 3/1/27	27,363
3,183,688	# AK4751, 3.000% due 4/1/27	3,289,833
70,994	# 390895, 8.000% due 6/1/27	81,279
8,303,930	# AO0533, 3.000% due 6/1/27	8,581,364
162,807	# 397602, 8.000% due 8/1/27	186,331
2,436	# 499335, 6.500% due 8/1/29	2,720
11,986	# 252806, 7.500% due 10/1/29	13,782
437	# 523497, 7.500% due 11/1/29	498
2,761	# 588945, 7.000% due 6/1/31	3,101
185,842	# 607862, 7.000% due 9/1/31	212,187
24,094	# 624571, 7.000% due 3/1/32	24,987
19,546	# 656872, 6.500% due 8/1/32	21,804
20,381	# 687575, 7.000% due 2/1/33	20,861
719,039	# 789856, 6.000% due 8/1/34	797,043
249,330	# 820811, 6.000% due 4/1/35	278,889
181,919	# 829202, 5.000% due 7/1/35	198,634
411,826	# 826586, 5.000% due 8/1/35	449,901
58,974	# 867021, 7.000% due 3/1/36	61,168
107,954	# 256216, 7.000% due 4/1/36	117,759
335,911	# 898412, 5.000% due 10/1/36	366,317
173,111	# 910894, 5.000% due 2/1/37	188,781
176,996	# 912456, 6.500% due 3/1/37	197,214
82,081	# 939512, 5.000% due 6/1/37	89,584
225,057	# 959877, 5.000% due 11/1/37	245,429

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$1,626,615	#973241, 5.000% due 3/1/38	$1,778,116
393,743	# 975593, 5.000% due 6/1/38	429,384
544,117	# 257573, 5.500% due 2/1/39	598,608
1,615,387	# AD7128, 4.500% due 7/1/40	1,733,208
9,537,459	# AH1568, 4.500% due 12/1/40	10,252,293
5,630,126	# AH6991, 4.000% due 1/1/41	5,898,716
4,108,330	# AH4004, 4.500% due 3/1/41	4,408,109
3,333,202	# AH8351, 4.000% due 3/1/41	3,495,105
2,468,199	# AJ1315, 4.000% due 9/1/41	2,589,665
4,563,383	# AB3867, 3.500% due 11/1/41	4,635,505
2,801,638	# AI8779, 4.000% due 11/1/41	2,936,989
4,397,991	# AJ0083, 3.500% due 11/1/41	4,466,208
5,890,449	# AJ5958, 4.000% due 12/1/41	6,175,508
7,514,469	# AK2070, 3.500% due 1/1/42	7,630,764
2,353,155	# AK5070, 3.500% due 3/1/42	2,390,608
7,500,975	# AK5426, 3.500% due 3/1/42	7,617,305

		91,255,823

	Government National Mortgage Association — 1.7%
14,851	# 460389, 7.000% due 5/15/28	15,071
11,482	# 464049, 7.000% due 7/15/28	12,781
41,538	# 476259, 7.000% due 8/15/28	43,385
1,191	# 496632, 7.000% due 12/15/28	1,195
29,742	# 539971, 7.000% due 1/15/31	30,898
12,744	# 485264, 7.500% due 2/15/31	13,179
28,261	# 559304, 7.000% due 9/15/31	31,775
39,352	# 570289, 7.000% due 1/15/32	40,738
572,802	# 652486, 5.500% due 4/15/36	635,852
698,316	# 651859, 5.000% due 6/15/36	770,034
602,885	# 782150, 5.500% due 4/15/37	668,263
328,447	# 608508, 6.000% due 8/15/37	364,673
120,512	# 662521, 6.000% due 8/15/37	134,000
366,297	# 677545, 6.000% due 11/15/37	407,397
352,018	# 676291, 6.000% due 12/15/37	391,465
58,850	# 678831, 5.000% due 1/15/38	64,640
513,396	# 685836, 5.500% due 4/15/38	567,876
1,425,169	# 698235, 5.000% due 6/15/39	1,564,655
878,764	# 716655, 5.000% due 8/15/39	964,689

		6,722,566

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $127,196,140)	128,657,413

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — 35.0%
$9,050,000	Apple, Inc.,
	1.000% due 5/3/18[1]	$8,821,922
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	12,250,570
11,225,000	EMC Corp.,
	2.650% due 6/1/20	11,233,452
5,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	5,907,115
13,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21	14,628,952
11,000,000	IBM Corp.,
	8.375% due 11/1/19	14,491,873
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,605,470
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,426,494
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	14,991,400
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,148,540
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16	4,389,600
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	8,158,241
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	6,893,585
5,000,000	Wells Fargo & Co.,
	1.250% due 7/20/16	5,047,370

	TOTAL CORPORATE NOTES (Cost $129,491,405)	136,994,584

US TREASURY NOTES/BONDS* — 16.0%
14,175,000	U.S. Treasury Bonds,
	7.500% due 11/15/16[1]	16,853,848
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	16,476,800
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	4,578,125
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,272,500

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	$13,286,256
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	6,976,487

	TOTAL US TREASURY NOTES/BONDS (Cost $61,750,256)	62,444,016

MUNICIPAL BONDS* — 2.2%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,251,053
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,230,976

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,482,029

REPURCHASE AGREEMENTS* — 1.7%
6,600,000	With Societe Generale, dated 1/31/14, 0.030%, principal and interest in the amount of $6,600,017, due 2/3/14, (collateralized by a U.S. Treasury Note with a par value of $6,820,000, coupon rate of 0.625%, due 9/30/17, market value of $6,732,022)	6,600,000
23,587	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $23,587, due 2/3/14, (collateralized by a FNMA security with a par value of $24,793, coupon rate of 3.037%, due 1/1/42, market value of $25,353)	23,587

	TOTAL REPURCHASE AGREEMENTS (Cost $6,623,587)	6,623,587

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.8%
34,404,198	State Street Navigator Securities Lending Prime Portfolio	34,404,198

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $34,404,198)	34,404,198

TOTAL INVESTMENTS (Cost $411,958,973)[3]	107.9%	$422,056,007
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.9)	(30,989,063)

NET ASSETS	100.0%	$391,066,944

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2014.
[3]	Aggregate cost for federal tax purposes was $411,958,973.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Aerospace & Defense — 3.5%
34,040	Honeywell International, Inc.	$3,105,469
32,200	Raytheon Co.	3,061,254

		6,166,723

	Beverages — 1.9%
42,000	PepsiCo, Inc.	3,375,120

	Capital Markets — 4.9%
73,560	Franklin Resources, Inc.	3,825,856
33,000	Northern Trust Corp.	1,987,260
34,000	T Rowe Price Group, Inc.	2,666,960

		8,480,076

	Chemicals — 2.0%
32,110	Monsanto Co.	3,421,321

	Commercial Banks — 6.2%
52,400	PNC Financial Services Group, Inc.	4,185,712
147,975	Wells Fargo & Co.	6,709,186

		10,894,898

	Communications Equipment — 1.4%
115,000	Cisco Systems, Inc.	2,519,650

	Computers & Peripherals — 6.5%
15,210	Apple, Inc.	7,614,126
89,000	NetApp, Inc.	3,768,260

		11,382,386

	Consumer Finance — 3.4%
26,620	American Express Co.	2,263,232
69,700	Discover Financial Services	3,739,405

		6,002,637

	Diversified Financial Services — 3.2%
100,100	JPMorgan Chase & Co.	5,541,536

	Electrical Equipment — 1.8%
26,280	Hubbell, Inc. — Class B	3,067,664

	Electronic Equipment, Instruments & Components — 1.4%
28,265	Amphenol Corp. — Class A	2,455,663

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.8%
40,385	National Oilwell Varco, Inc.	$3,029,279
60,770	Schlumberger, Ltd.	5,321,629

		8,350,908

	Food & Staples Retailing — 2.9%
67,775	Wal-Mart Stores, Inc.	5,061,437

	Health Care Equipment & Supplies — 3.0%
43,895	Baxter International, Inc.	2,998,028
38,350	Medtronic, Inc.	2,169,076

		5,167,104

	Health Care Providers & Services — 1.0%
42,000	Patterson Cos., Inc.	1,678,320

	Hotels, Restaurants & Leisure — 1.0%
25,160	Yum! Brands, Inc.	1,689,494

	Industrial Conglomerates — 1.4%
19,800	3M Co.	2,538,162

	Insurance — 1.7%
31,250	ACE, Ltd.	2,931,563

	Internet & Catalog Retail — 2.1%
3,270	Priceline.com, Inc.[1]	3,743,790

	IT Services — 5.5%
49,290	Accenture PLC — Class A	3,937,285
14,030	Cognizant Technology Solutions Corp. — Class A1	1,359,788
61,000	Gartner, Inc.[1]	4,290,130

		9,587,203

	Machinery — 3.5%
42,500	Danaher Corp.	3,161,575
26,425	Parker Hannifin Corp.	2,995,802

		6,157,377

	Media — 1.5%
35,900	Scripps Networks Interactive, Inc. — Class A	2,603,468

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 3.3%
75,440	Dollar Tree, Inc.[1]	$3,811,229
32,860	Nordstrom, Inc.	1,887,807

		5,699,036

	Oil, Gas & Consumable Fuels — 3.7%
57,790	Chevron Corp.	6,451,098

	Pharmaceuticals — 11.8%
91,950	Abbott Laboratories	3,370,887
22,250	Allergan, Inc.	2,549,850
62,880	AstraZeneca PLC, Sponsored ADR	3,992,880
52,000	Eli Lilly & Co.	2,808,520
58,360	Johnson & Johnson	5,163,109
38,500	Roche Holding AG, Sponsored ADR	2,641,100

		20,526,346

	Semiconductors & Semiconductor Equipment — 1.0%
30,520	Avago Technologies, Ltd.	1,667,613

	Software — 4.9%
77,639	Microsoft Corp.	2,938,636
149,755	Oracle Corp.	5,525,960

		8,464,596

	Specialty Retail — 6.5%
16,785	Advance Auto Parts, Inc.	1,927,086
35,685	Bed Bath & Beyond, Inc.[1,2]	2,278,487
48,415	Home Depot, Inc.	3,720,693
50,430	Ross Stores, Inc.	3,424,701

		11,350,967

	Tobacco — 2.4%
52,645	Philip Morris International, Inc.	4,113,680

	Trading Companies & Distributors — 0.9%
6,750	WW Grainger, Inc.	1,582,740

	TOTAL COMMON STOCKS (Cost $123,272,610)	172,672,576

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.8%
$1,386,376	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $1,386,377, due 2/3/14, (collateralized by a FNMA security with a par value of $1,384,868, coupon rate of 3.037%, due 1/1/42, market value of $1,416,139)	$1,386,376

	TOTAL REPURCHASE AGREEMENT (Cost $1,386,376)	1,386,376

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.5%
885,298	State Street Navigator Securities Lending Prime Portfolio	885,298

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $885,298)	885,298

TOTAL INVESTMENTS (Cost $125,544,284)[3]	100.4%	$174,944,250
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(683,240)

NET ASSETS	100.0%	$174,261,010

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $125,574,020.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.3%

	Aerospace & Defense — 3.0%
554,287	Orbital Sciences Corp.[1]	$13,552,317
252,977	Triumph Group, Inc.	17,308,686

		30,861,003

	Airlines — 1.6%
562,127	JetBlue Airways Corp.[1]	4,924,233
242,179	Spirit Airlines, Inc.[1]	11,358,195

		16,282,428

	Apparel Retailers — 0.9%
238,580	DSW, Inc. — Class A	8,982,537

	Automotive — 5.9%
625,244	American Axle & Manufacturing Holdings, Inc.[1]	11,642,043
148,084	Lithia Motors, Inc. — Class A	8,335,649
284,342	Tenneco Automotive, Inc.[1]	16,161,999
261,204	Thor Industries, Inc.	13,418,050
881,820	Wabash National Corp.[1]	12,089,752

		61,647,493

	Banking — 8.6%
573,825	BBCN Bancorp, Inc.	8,636,066
224,697	Chemical Financial Corp.	6,489,249
125,974	Community Trust Bancorp, Inc.	5,104,466
605,190	FirstMerit Corp.	12,315,617
234,466	Lakeland Financial Corp.	8,588,490
233,438	Union First Market Bankshares Corp.	5,385,415
244,750	WesBanco, Inc.	6,990,060
680,261	Western Alliance Bancorp[1]	15,251,452
832,972	Wilshire Bancorp, Inc.	8,296,401
301,824	Wintrust Financial Corp.	13,228,946

		90,286,162

	Chemicals — 0.6%
199,706	LSB Industries, Inc.[1]	6,612,266

	Commercial Services — 6.8%
369,182	AMN Healthcare Services, Inc.[1]	5,578,340
364,040	Cardtronics, Inc.[1]	14,022,821
218,527	Grand Canyon Education, Inc.[1]	9,575,853
444,766	Korn/Ferry International[1]	10,434,210

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Services — (Continued)

332,161	MAXIMUS, Inc.	$14,073,662
232,924	Myriad Genetics, Inc.[1,2]	6,435,690
246,807	TAL International Group, Inc.[1]	10,620,105

		70,740,681

	Computer Software & Processing — 6.6%
372,781	Blucora, Inc.[1]	9,546,921
323,420	iGATE Corp.[1]	10,915,425
775,898	MedAssets, Inc.[1]	17,100,792
492,071	Mentor Graphics Corp.	10,235,077
608,276	Sapient Corp.[1]	9,750,664
340,388	Unisys Corp.[1]	11,665,097

		69,213,976

	Computers & Information — 2.3%
376,894	Electronics for Imaging, Inc.[1]	15,968,999
257,090	NETGEAR, Inc.[1]	8,203,742

		24,172,741

	Electrical Equipment — 4.5%
158,368	AZZ, Inc.	6,621,366
226,754	EnerSys	15,432,877
154,768	Littelfuse, Inc.	13,851,736
183,048	Moog, Inc. — Class A1	10,993,863

		46,899,842

	Electronics — 3.7%
463,277	Finisar Corp.[1]	10,984,298
444,252	Integrated Silicon Solution, Inc.[1]	5,228,846
149,627	Measurement Specialties, Inc.[1]	8,254,921
437,053	Microsemi Corp.[1]	10,244,522
477,281	Pericom Semiconductor Corp.[1]	3,951,887

		38,664,474

	Entertainment & Leisure — 2.3%
442,195	Carmike Cinemas, Inc.[1]	11,987,906
409,802	Cinemark Holdings, Inc.	12,011,297

		23,999,203

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 2.9%
540	Ashford Hospitality Prime, Inc.	$8,910
1,255,115	Newcastle Investment Corp.	6,827,825
407,231	PennyMac Mortgage Investment Trust	9,590,290
467,390	Sabra Health Care, Inc.	13,521,593

		29,948,618

	Forest Products & Paper — 3.0%
344,501	Boise Cascade Co.[1]	10,503,835
1,410,397	Graphic Packaging Holding Co.[1]	13,398,772
256,062	KapStone Paper and Packaging Corp.[1]	7,162,054

		31,064,661

	Health Care Providers — 1.9%
264,289	Bio-Reference Labs, Inc.[1,2]	7,106,731
415,458	VCA Antech, Inc.[1]	13,269,729

		20,376,460

	Heavy Construction — 1.8%
208,243	MYR Group, Inc.[1]	5,220,652
428,827	Primoris Services Corp.	13,623,834

		18,844,486

	Heavy Machinery — 3.0%
928,610	Entegris, Inc.[1]	9,768,977
350,157	Matrix Service Co.[1]	9,202,126
296,168	Terex Corp.	12,142,888

		31,113,991

	Home Construction, Furnishings & Appliances — 1.0%
385,121	La-Z-Boy, Inc.	10,367,457

	Industrial — 1.0%
171,222	Crane Co.	10,814,382

	Insurance — 7.3%
588,737	American Equity Investment Life Holding Co.	12,922,777
384,093	Amtrust Financial Services, Inc.	12,398,522
208,757	Centene Corp.[1]	12,650,674
891,589	CNO Financial Group, Inc.	15,103,518
321,363	Protective Life Corp.	15,750,001
478,188	RPX Corp.[1]	7,756,209

		76,581,701

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Lodging — 1.2%
517,266	Chesapeake Lodging Trust	$12,595,427

	Media — Broadcasting & Publishing — 1.1%
369,182	Sinclair Broadcast Group, Inc. — Class A	11,599,698

	Medical Supplies — 3.9%
196,417	Cyberonics, Inc.[1]	13,120,656
348,614	Hanger Orthopedic Group, Inc.[1]	11,786,639
492,071	Rudolph Technologies, Inc.[1]	5,407,860
297,196	Thoratec Corp.[1]	10,384,028

		40,699,183

	Metals & Mining — 0.3%
101,618	Trimas Corp.[1]	3,536,306

	Oil & Gas — 4.4%
272,002	Atwood Oceanics, Inc.[1]	12,892,895
347,586	EPL Oil & Gas, Inc.[1]	9,339,636
237,037	Rosetta Resources, Inc.[1]	10,100,146
442,195	Stone Energy Corp.[1]	13,685,935

		46,018,612

	Pharmaceuticals — 3.5%
333,703	Alere, Inc.[1]	12,647,344
493,613	Auxilium Pharmaceuticals, Inc.[1,2]	12,626,620
132,659	Emergent Biosolutions, Inc.[1]	3,174,530
125,974	Questcor Pharmaceuticals, Inc.	8,441,518

		36,890,012

	Real Estate — 1.7%
757,388	Hilltop Holdings, Inc.[1]	18,018,261

	Real Estate Investment Trusts — 2.7%
883,876	Ashford Hospitality Trust, Inc.	8,308,434
770,242	Brandywine Realty Trust	10,975,949
583,595	Ramco-Gershenson Properties	9,320,012

		28,604,395

	Restaurants — 2.1%
74,556	Buffalo Wild Wings, Inc.[1]	10,576,514
476,131	Texas Roadhouse, Inc.	11,546,177

		22,122,691

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Technology — 0.8%
146,027	MICROS Systems, Inc.[1]	$8,108,879

	Telecommunications — 2.7%
252,977	j2 Global, Inc.	11,472,507
452,479	MasTec, Inc.[1,2]	16,262,095

		27,734,602

	Textiles, Clothing & Fabrics — 1.0%
329,076	Steven Madden, Ltd.[1]	10,724,587

	Transportation — 2.7%
229,839	Arctic Cat, Inc.	9,731,384
337,817	Celadon Group, Inc.	7,019,837
530,120	Swift Transportation Co.[1]	11,556,616

		28,307,837

	Water Companies — 0.5%
188,704	American States Water Co.	5,359,194

	TOTAL COMMON STOCKS (Cost $849,375,773)	1,017,794,246

Face
Amount

REPURCHASE AGREEMENT* — 4.0%
$41,393,466	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $41,393,500, due 2/3/14, (collateralized by a FHLMC security with a par value of $12,270,668, coupon rate of 3.500%, due 2/15/41, market value of $12,687,380 and by a FNMA security with a par value of $28,145,307, coupon rate of 3.242%, due 5/1/2041, market value of $29,535,122)	41,393,466

	TOTAL REPURCHASE AGREEMENT (Cost $41,393,466)	41,393,466

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.9%
40,731,226	State Street Navigator Securities Lending Prime Portfolio	$40,731,226

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $40,731,226)	40,731,226

TOTAL INVESTMENTS (Cost $931,500,465)[3]	105.2%	$1,099,918,938
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.2)	(54,194,643)

NET ASSETS	100.0%	$1,045,724,295

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $931,603,254.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%

	Aerospace & Defense — 1.7%
20,450	BE Aerospace, Inc.[1]	$1,625,161

	Automotive — 2.8%
29,160	BorgWarner, Inc.	1,565,892
29,900	General Motors Co.[1]	1,078,792

		2,644,684

	Banking — 3.5%
30,345	Discover Financial Services	1,628,009
24,320	State Street Corp.	1,628,224

		3,256,233

	Beverages, Food & Tobacco — 2.9%
17,155	Constellation Brands, Inc.[1]	1,315,274
28,050	Reynolds American, Inc.	1,360,425

		2,675,699

	Building Materials — 1.6%
47,380	Quanta Services, Inc.[1,2]	1,476,835

	Chemicals — 1.3%
15,630	LyondellBasell Industries N.V. — Class A	1,231,019

	Commercial Services — 1.6%
18,655	Manpowergroup, Inc.	1,453,224

	Communications — 1.5%
18,345	Qualcomm, Inc.	1,361,566

	Computer Software & Processing — 7.0%
34,065	Fidelity National Information Services, Inc.	1,727,096
76,610	Juniper Networks, Inc.[1]	2,038,592
34,940	NCR Corp.[1,2]	1,229,539
37,390	Synopsys, Inc.[1]	1,490,365

		6,485,592

	Computers & Information — 1.8%
24,190	SanDisk Corp.	1,682,414

	Electronic Technology — 1.6%
28,860	Lam Research Corp.[1]	1,460,605

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronics — 4.9%
30,995	Avago Technologies, Ltd.	$1,693,567
99,080	Marvell Technology Group, Ltd.	1,479,264
24,360	TE Connectivity, Ltd.	1,376,584

		4,549,415

	Entertainment & Leisure — 2.1%
31,535	Time Warner, Inc.	1,981,344

	Financial Services — 8.5%
15,685	Ameriprise Financial, Inc.	1,656,963
200,145	Bank of America Corp.	3,352,429
39,425	Nasdaq Stock Market, Inc. (The)	1,504,064
22,840	Ventas, Inc.	1,424,987

		7,938,443

	Food Retailers — 1.6%
41,245	Kroger Co. (The)	1,488,944

	Health Care Providers — 1.5%
17,580	Universal Health Services, Inc. — Class B	1,441,912

	Heavy Machinery — 3.0%
13,695	Dover Corp.	1,185,439
21,760	Pentair, Ltd.	1,617,421

		2,802,860

	Home Construction, Furnishings & Appliances — 1.6%
11,490	Whirlpool Corp.	1,531,617

	Household Products — 1.5%
13,975	Snap-On, Inc.	1,399,596

	Insurance — 15.4%
29,675	Allstate Corp. (The)	1,519,360
43,345	American International Group, Inc.	2,078,826
18,395	Chubb Corp. (The)	1,555,113
21,230	CIGNA Corp.	1,832,361
40,915	ING US, Inc.	1,381,700
29,590	Lincoln National Corp.	1,421,208
35,190	Principal Financial Group, Inc.	1,533,228
19,620	Prudential Financial, Inc.	1,655,732
17,500	Travelers Cos., Inc. (The)	1,422,400

		14,399,928

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — Broadcasting & Publishing — 1.9%
32,175	Comcast Corp. — Class A	$1,751,929

	Medical Supplies — 3.5%
27,805	Agilent Technologies, Inc.	1,616,861
23,725	Covidien PLC	1,618,994

		3,235,855

	Oil & Gas — 11.0%
28,385	Baker Hughes, Inc.	1,607,727
72,200	Chesapeake Energy Corp.	1,942,902
24,155	ConocoPhillips	1,568,867
27,200	Devon Energy Corp.	1,610,784
27,275	Halliburton Co.	1,336,748
20,635	Murphy Oil Corp.	1,168,147
33,530	Noble Corp. PLC	1,040,436

		10,275,611

	Pharmaceuticals — 6.6%
10,170	Actavis PLC[1]	1,921,927
12,435	McKesson Corp.	2,168,788
44,940	Mylan, Inc.[1]	2,040,725

		6,131,440

	Producer Manufacturing — 1.6%
31,675	Johnson Controls, Inc.	1,460,851

	Retailers — 5.1%
31,350	CVS Caremark Corp.	2,123,022
19,120	Dollar General Corp.[1,2]	1,076,839
21,070	Express Scripts Holding Co.[1]	1,573,718

		4,773,579

	Textiles, Clothing & Fabrics — 1.8%
11,890	Mohawk Industries, Inc.[1]	1,690,520

	TOTAL COMMON STOCKS (Cost $76,917,480)	92,206,876

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.1%
$1,007,770	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $1,007,771, due 2/3/14, (collateralized by a FNMA security with a par value of $980,147, coupon rate of 3.242%, due 5/1/41, market value of $1,028,547)	$1,007,770

	TOTAL REPURCHASE AGREEMENT (Cost $1,007,770)	1,007,770

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.0%
2,766,471	State Street Navigator Securities Lending Prime Portfolio	2,766,471

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,766,471)	2,766,471

TOTAL INVESTMENTS (Cost $80,691,721)[3]	103.0%	$95,981,117
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.0)	(2,774,307)

NET ASSETS	100.0%	$93,206,810

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $80,744,197.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.2%
27,762	Taser International, Inc.[1,2]	$445,858

	Airlines — 0.6%
24,133	Republic Airways Holdings, Inc.[1]	236,745

	Auto Components — 3.1%
10,991	Standard Motor Products, Inc.	359,516
7,473	Tenneco Automotive, Inc.[1]	424,765
17,711	Tower International, Inc.[1]	393,715

		1,177,996

	Biotechnology — 3.0%
81,647	Novavax, Inc.[1]	444,160
34,468	Progenics Pharmaceuticals, Inc.[1,2]	164,757
28,986	Sangamo Biosciences, Inc.[1]	560,589

		1,169,506

	Building Products — 0.7%
25,787	PGT, Inc.[1]	275,405

	Capital Markets — 0.9%
21,839	Investment Technology Group, Inc.[1,2]	360,343

	Chemicals — 1.7%
6,178	HB Fuller Co.	287,771
14,006	Olin Corp.	360,094

		647,865

	Commercial Banks — 8.9%
25,025	BBCN Bancorp, Inc.	376,626
32,317	Boston Private Financial Holdings, Inc.	397,176
25,874	CVB Financial Corp.	386,040
28,930	First Midwest Bancorp, Inc.	462,012
30,207	FNB Corp.	357,651
18,559	PrivateBancorp, Inc.	530,602
21,999	United Community Banks, Inc.[1]	366,943
52,508	Wilshire Bancorp, Inc.	522,980

		3,400,030

	Commercial Services & Supplies — 2.0%
12,691	Brink’s Co. (The)	401,543
10,990	Geo Group, Inc. (The)	367,945

		769,488

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 4.2%
35,742	Calix, Inc.[1,2]	$283,434
10,971	Dycom Industries, Inc.[1]	305,323
38,086	Harmonic, Inc.[1]	249,844
12,770	NETGEAR, Inc.[1,2]	407,491
8,758	Plantronics, Inc.	375,981

		1,622,073

	Computers & Peripherals — 2.8%
14,044	Electronics for Imaging, Inc.[1]	595,044
8,271	Synaptics, Inc.[1]	482,696

		1,077,740

	Construction & Engineering — 0.9%
20,980	Comfort Systems USA, Inc.	357,499

	Containers & Packaging — 0.4%
8,690	Myers Industries, Inc.	166,413

	Diversified Consumer Services — 2.7%
3,684	American Public Education, Inc.[1,2]	155,944
9,433	Capella Education Co.	588,525
7,066	Grand Canyon Education, Inc.[1]	309,632

		1,054,101

	Electrical Equipment — 1.4%
7,971	EnerSys	542,506

	Electronic Equipment, Instruments & Components — 1.8%
15,428	Rofin-Sinar Technologies, Inc.[1,2]	356,387
40,907	TTM Technologies, Inc.[1,2]	327,665

		684,052

	Energy Equipment & Services — 2.5%
4,855	Exterran Holdings, Inc.[1,2]	168,662
31,475	Newpark Resources, Inc.[1,2]	357,556
19,798	Tesco Corp.[1]	418,134

		944,352

	Food & Staples Retailing — 0.6%
2,944	Andersons (The), Inc.	243,587

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.2%
1,372	Hain Celestial Group, Inc.[1,2]	$126,073
17,989	Pilgrim’s Pride Corp.[1,2]	300,956
5,796	Sanderson Farms, Inc.	430,933

		857,962

	Health Care Equipment & Supplies — 7.3%
22,461	ABIOMED, Inc.[1]	617,453
10,376	Align Technology, Inc.[1]	616,542
25,785	Natus Medical, Inc.[1]	667,574
8,375	STERIS Corp.	384,329
14,456	SurModics, Inc.[1]	352,437
4,426	Thoratec Corp.[1]	154,644

		2,792,979

	Health Care Providers & Services — 1.4%
14,199	AMN Healthcare Services, Inc.[1]	214,547
9,100	Hanger Orthopedic Group, Inc.[1,2]	307,671

		522,218

	Health Care Technology — 1.1%
16,568	Omnicell, Inc.[1]	427,786

	Hotels, Restaurants & Leisure — 2.4%
3,776	CEC Entertainment, Inc.	203,753
8,342	Cheesecake Factory, Inc. (The)	371,553
26,257	Ruth’s Hospitality Group, Inc.	343,704

		919,010

	Household Durables — 1.9%
4,297	Helen of Troy, Ltd.[1]	236,507
17,911	La-Z-Boy, Inc.	482,164

		718,671

	Insurance — 0.8%
12,395	Employers Holdings, Inc.	304,545

	Internet Software & Services — 5.2%
53,984	Dice Holdings, Inc.[1,2]	377,888
11,899	Liquidity Services, Inc.[1,2]	282,839
4,765	OpenTable, Inc.[1,2]	358,709

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Internet Software & Services — (Continued)

20,936	Perficient, Inc.[1]	$429,816
8,094	Stamps.com, Inc.[1]	319,389
4,973	WebMD Health Corp.[1]	238,207

		2,006,848

	IT Services — 3.9%
4,505	Forrester Research, Inc.	169,118
11,027	Heartland Payment Systems, Inc.	475,374
30,316	Sapient Corp.[1]	485,965
17,413	TeleTech Holdings, Inc.[1]	379,952

		1,510,409

	Leisure Equipment & Products — 2.1%
32,026	Smith & Wesson Holding Corp.[1,2]	419,221
5,066	Sturm Ruger & Co., Inc.	385,877

		805,098

	Life Sciences Tools & Services — 2.2%
19,456	AMAG Pharmaceuticals, Inc.[1]	417,720
8,341	Parexel International Corp.[1]	407,124

		824,844

	Machinery — 2.4%
12,684	Altra Industrial Motion Corp.	397,770
7,140	Rexnord Corp.[1]	185,497
5,838	Standex International Corp.	332,066

		915,333

	Marine — 0.6%
10,305	Matson, Inc.	246,599

	Metals & Mining — 1.0%
9,016	Worthington Industries, Inc.	365,509

	Oil, Gas & Consumable Fuels — 2.2%
16,879	Delek US Holdings, Inc.	511,434
23,991	Northern Oil and Gas, Inc.[1]	348,829

		860,263

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Paper & Forest Products — 2.0%
21,249	Louisiana-Pacific Corp.[1,2]	$372,495
13,184	PH Glatfelter Co.	408,572

		781,067

	Pharmaceuticals — 2.0%
6,304	Impax Laboratories, Inc.[1]	145,874
7,462	Lannett Co., Inc.[1]	263,558
10,326	Medicines Co. (The)[1]	358,932

		768,364

	Professional Services — 2.0%
21,661	Navigant Consulting, Inc.[1]	380,584
15,983	TrueBlue, Inc.[1]	392,063

		772,647

	Real Estate Investment Trusts — 6.6%
23,988	Associated Estates Realty Corp.	383,088
31,832	Capstead Mortgage Corp.	401,720
11,960	Coresite Realty Corp.	366,933
33,076	DiamondRock Hospitality Co.	383,020
10,079	Highwoods Properties, Inc.	374,334
5,544	Potlatch Corp.	221,760
42,093	Strategic Hotels & Resorts, Inc.[1,2]	391,886

		2,522,741

	Semiconductors & Semiconductor Equipment — 3.6%
12,881	ATMI, Inc.[1]	356,546
17,749	Cirrus Logic, Inc.[1]	310,785
30,337	Kulicke & Soffa Industries, Inc.[1]	353,123
64,815	Silicon Image, Inc.[1]	362,316

		1,382,770

	Software — 2.4%
49,861	Actuate Corp.[1,2]	378,944
12,470	Advent Software, Inc.	409,764
19,788	VASCO Data Security International, Inc.[1,2]	147,816

		936,524

	Specialty Retail — 3.4%
7,536	Brown Shoe Co., Inc.	178,453
3,185	Childrens Place[1]	167,754

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)

12,180	Destination Maternity Corp.	$326,789
8,687	Finish Line, Inc. (The) — Class A	222,822
20,880	Kirkland’s, Inc.[1]	393,170

		1,288,988

	Textiles, Apparel & Luxury Goods — 0.6%
3,362	G-III Apparel Group, Ltd.[1]	235,239

	Thrifts & Mortgage Finance — 1.0%
24,434	Oritani Financial Corp.	384,591

	TOTAL COMMON STOCKS (Cost $31,571,962)	38,326,564

Face
Amount

REPURCHASE AGREEMENT* — 0.3%
$119,529	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $119,529, due 2/3/14, (collateralized by a FNMA security with a par value of $118,120, coupon rate of 3.242%, due 5/1/41, market value of $123,953)	119,529

	TOTAL REPURCHASE AGREEMENT (Cost $119,529)	119,529

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 13.7%
5,258,873	State Street Navigator Securities Lending Prime Portfolio	5,258,873

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,258,873)	5,258,873

TOTAL INVESTMENTS (Cost $36,950,364)[3]	113.7%	$43,704,966
LIABILITIES IN EXCESS OF OTHER ASSETS	(13.7)	(5,271,197)

NET ASSETS	100.0%	$38,433,769

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $36,953,759.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 3.2%
16,857	Boeing Co. (The)	$2,111,508
17,745	Lockheed Martin Corp.	2,677,898
32,608	Northrop Grumman Corp.	3,767,854
42,087	Raytheon Co.	4,001,211

		12,558,471

	Air Freight & Logistics — 0.4%
11,516	FedEx Corp.	1,535,313

	Airlines — 1.3%
20,262	Alaska Air Group, Inc.	1,602,116
169,145	Southwest Airlines Co.	3,543,588

		5,145,704

	Auto Components — 1.7%
69,219	BorgWarner, Inc.	3,717,061
44,543	Delphi Automotive PLC	2,712,223

		6,429,284

	Automobiles — 0.9%
100,717	General Motors Co.[1]	3,633,869

	Beverages — 2.2%
73,568	Coca-Cola Enterprises, Inc.	3,184,759
77,732	Dr Pepper Snapple Group, Inc.	3,721,808
33,135	Molson Coors Brewing Co. — Class B	1,744,226

		8,650,793

	Biotechnology — 4.0%
31,352	Amgen, Inc.	3,729,320
25,607	Celgene Corp.[1]	3,890,472
47,540	Gilead Sciences, Inc.[1]	3,834,101
38,554	United Therapeutics Corp.[1,2]	3,956,411

		15,410,304

	Capital Markets — 5.9%
36,623	Ameriprise Financial, Inc.	3,868,854
147,559	Charles Schwab Corp. (The)	3,662,414
115,759	Invesco, Ltd.	3,848,987

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Capital Markets — (Continued)

89,440	Legg Mason, Inc.	$3,787,784
122,934	TD Ameritrade Holding Corp.	3,841,688
59,704	Waddell & Reed Financial, Inc. — Class A	3,870,013

		22,879,740

	Chemicals — 1.6%
35,351	LyondellBasell Industries N.V. — Class A	2,784,245
7,485	PPG Industries, Inc.	1,364,965
16,880	Westlake Chemical Corp.	2,051,595

		6,200,805

	Commercial Banks — 4.5%
112,958	East West Bancorp, Inc.	3,779,575
182,377	Fifth Third Bancorp	3,833,565
101,569	SunTrust Banks, Inc.	3,760,084
59,324	Wells Fargo & Co.	2,689,750
119,002	Zions BanCorp.	3,421,307

		17,484,281

	Communications Equipment — 1.0%
168,166	Cisco Systems, Inc.	3,684,517

	Computers & Peripherals — 4.2%
7,040	Apple, Inc.	3,524,224
64,478	EMC Corp.	1,562,947
128,873	Hewlett-Packard Co.	3,737,317
85,743	NetApp, Inc.	3,630,358
44,482	Western Digital Corp.	3,833,014

		16,287,860

	Construction & Engineering — 1.6%
45,563	Fluor Corp.	3,460,965
47,307	Jacobs Engineering Group, Inc.[1,2]	2,872,008

		6,332,973

	Consumer Finance — 0.7%
49,878	Discover Financial Services	2,675,955

	Containers & Packaging — 2.0%
39,760	Rock-Tenn Co. — Class A	4,034,845
90,976	Sonoco Products Co.	3,764,587

		7,799,432

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Consumer Services — 1.0%
208,588	Service Corp. International	$3,692,008

	Diversified Financial Services — 1.1%
46,935	Citigroup, Inc.	2,226,127
51,727	Nasdaq Stock Market, Inc. (The)	1,973,385

		4,199,512

	Diversified Telecommunication Services — 1.0%
110,529	AT&T, Inc.	3,682,826

	Electric Utilities — 1.0%
152,707	Great Plains Energy, Inc.	3,768,809

	Electronic Equipment, Instruments & Components — 0.8%
57,177	TE Connectivity, Ltd.	3,231,072

	Energy Equipment & Services — 3.5%
68,775	Baker Hughes, Inc.	3,895,416
77,708	Halliburton Co.	3,808,469
31,156	Helmerich & Payne, Inc.	2,742,974
41,278	National Oilwell Varco, Inc.	3,096,263

		13,543,122

	Food & Staples Retailing — 2.6%
54,959	CVS Caremark Corp.	3,721,823
71,225	Kroger Co. (The)	2,571,223
66,111	Walgreen Co.	3,791,466

		10,084,512

	Health Care Equipment & Supplies — 0.5%
20,671	Zimmer Holdings, Inc.	1,942,454

	Health Care Providers & Services — 3.2%
28,299	Aetna, Inc.	1,933,671
56,390	Cardinal Health, Inc.	3,835,648
60,396	Omnicare, Inc.	3,772,334
30,966	WellPoint, Inc.	2,663,076

		12,204,729

	Hotels, Restaurants & Leisure — 0.8%
43,970	Wyndham Worldwide Corp.	3,119,232

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Household Products — 1.0%
33,969	Kimberly-Clark Corp.	$3,715,189

	Insurance — 3.3%
45,460	Allstate Corp. (The)	2,327,552
184,940	Genworth Financial, Inc. — Class A1,2	2,727,865
35,669	Marsh & McLennan Cos., Inc.	1,630,430
71,011	Principal Financial Group, Inc.	3,093,949
86,792	Unum Group	2,794,703

		12,574,499

	Internet Software & Services — 1.6%
52,372	Akamai Technologies, Inc.[1,2]	2,497,097
71,596	eBay, Inc.[1]	3,808,907

		6,306,004

	IT Services — 4.4%
45,338	Accenture PLC — Class A	3,621,599
91,617	Amdocs, Ltd.	3,963,351
38,548	Cognizant Technology Solutions Corp. — Class A1	3,736,072
62,428	Computer Sciences Corp.	3,771,276
9,327	Visa, Inc. — Class A	2,009,316

		17,101,614

	Life Sciences Tools & Services — 1.6%
20,293	Covance, Inc.[1,2]	1,918,906
36,040	Thermo Fisher Scientific, Inc.	4,149,646

		6,068,552

	Machinery — 3.5%
67,580	AGCO Corp.	3,604,041
39,752	Ingersoll-Rand PLC	2,337,020
53,767	Lincoln Electric Holdings, Inc.	3,720,677
68,878	Oshkosh Corp.	3,729,055

		13,390,793

	Media — 4.2%
62,166	CBS Corp. — Class B	3,650,388
67,394	Comcast Corp. — Class A	3,669,603
71,452	Gannett Co., Inc.	1,967,074
25,262	Time Warner Cable, Inc.	3,366,667
58,103	Time Warner, Inc.	3,650,611

		16,304,343

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 0.9%
67,690	Macy’s, Inc.	$3,601,108

	Multi-Utilities — 1.0%
140,522	CMS Energy Corp.	3,905,106

	Oil, Gas & Consumable Fuels — 6.1%
34,207	Chevron Corp.	3,818,527
41,626	Exxon Mobil Corp.	3,836,252
18,854	Marathon Petroleum Corp.	1,641,241
58,330	Murphy Oil Corp.	3,302,061
48,134	Phillips 66	3,518,114
74,065	Tesoro Corp.	3,815,829
70,536	Valero Energy Corp.	3,604,390

		23,536,414

	Pharmaceuticals — 4.0%
33,580	Allergan, Inc.	3,848,268
68,112	Eli Lilly & Co.	3,678,729
85,957	Mylan, Inc.[1]	3,903,307
126,404	Pfizer, Inc.	3,842,682

		15,272,986

	Professional Services — 1.4%
34,910	Manpowergroup, Inc.	2,719,489
65,123	Robert Half International, Inc.	2,720,839

		5,440,328

	Real Estate Investment Trusts — 3.6%
54,897	Alexandria Real Estate Equities, Inc.	3,849,927
90,830	Hospitality Properties Trust	2,334,331
186,642	Kimco Realty Corp.	3,902,684
120,111	Omega Healthcare Investors, Inc.	3,836,345

		13,923,287

	Semiconductors & Semiconductor Equipment — 2.9%
260,097	Marvell Technology Group, Ltd.	3,883,248
240,414	NVIDIA Corp.	3,774,500
123,437	Skyworks Solutions, Inc.[1]	3,733,969

		11,391,717

	Software — 5.2%
227,471	Activision Blizzard, Inc.	3,896,578
112,011	CA, Inc.	3,593,313

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Software — (Continued)

46,719	Jack Henry & Associates, Inc.	$2,605,986
105,295	Microsoft Corp.	3,985,416
101,007	Oracle Corp.	3,727,158
107,625	Symantec Corp.	2,304,251

		20,112,702

	Specialty Retail — 2.6%
26,111	Bed Bath & Beyond, Inc.[1,2]	1,667,187
99,648	Foot Locker, Inc.	3,846,413
47,590	Gap, Inc. (The)	1,812,227
11,708	PetSmart, Inc.	737,604
33,833	TJX Cos., Inc. (The)	1,940,661

		10,004,092

	Tobacco — 1.6%
68,669	Altria Industrial Motion Corp.	2,418,522
75,363	Reynolds American, Inc.	3,655,106

		6,073,628

	TOTAL COMMON STOCKS (Cost $321,106,957)	384,899,939

Face
Amount

REPURCHASE AGREEMENT* — 0.9%
$3,538,891	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $3,538,894, due 2/3/14, (collateralized by FNMA securities with a total par value of $3,469,864, coupon rates from 3.037% to 3.242%, due dates from 5/1/41 to 1/1/42, and a total market value of $3,612,065)	3,538,891

	TOTAL REPURCHASE AGREEMENT (Cost $3,538,891)	3,538,891

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.4%
13,318,884	State Street Navigator Securities Lending Prime Portfolio	$13,318,884

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $13,318,884)	13,318,884

TOTAL INVESTMENTS (Cost $337,964,732)[3]	103.9%	$401,757,714
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.9)	(15,205,397)

NET ASSETS	100.0%	$386,552,317

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $337,993,623.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 3.1%
30,321	Boeing Co. (The)	$3,798,009
16,367	Honeywell International, Inc.	1,493,161
16,006	United Technologies Corp.	1,825,004

		7,116,174

	Airlines — 1.3%
38,866	Alaska Air Group, Inc.	3,073,135

	Auto Components — 3.0%
85,009	BorgWarner, Inc.	4,564,983
37,689	Delphi Automotive PLC	2,294,883

		6,859,866

	Beverages — 2.2%
79,969	Coca-Cola Enterprises, Inc.	3,461,858
32,854	Dr Pepper Snapple Group, Inc.	1,573,050

		5,034,908

	Biotechnology — 5.3%
34,252	Amgen, Inc.	4,074,276
23,299	Celgene Corp.[1]	3,539,817
44,752	United Therapeutics Corp.[1]	4,592,450

		12,206,543

	Building Products — 0.6%
64,243	Masco Corp.	1,359,382

	Capital Markets — 3.4%
30,248	Ameriprise Financial, Inc.	3,195,399
71,113	Waddell & Reed Financial, Inc. — Class A	4,609,544

		7,804,943

	Chemicals — 0.5%
13,025	International Flavors & Fragrances, Inc.	1,129,007

	Commercial Services & Supplies — 1.4%
66,539	Avery Dennison Corp.	3,278,377

	Communications Equipment — 2.3%
24,009	F5 Networks, Inc.[1]	2,568,963
36,674	Qualcomm, Inc.	2,721,944

		5,290,907

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 4.5%
5,775	Apple, Inc.	$2,890,965
42,740	EMC Corp.	1,036,018
52,031	NetApp, Inc.	2,202,992
58,611	SanDisk Corp.	4,076,395

		10,206,370

	Construction & Engineering — 1.6%
47,507	Fluor Corp.	3,608,632

	Containers & Packaging — 2.4%
63,090	Packaging Corp. of America	4,075,614
15,080	Rock-Tenn Co. — Class A	1,530,318

		5,605,932

	Energy Equipment & Services — 4.0%
95,042	Halliburton Co.	4,658,008
52,338	Schlumberger, Ltd.	4,583,239

		9,241,247

	Food & Staples Retailing — 2.9%
84,011	Kroger Co. (The)	3,032,797
61,077	Walgreen Co.	3,502,766

		6,535,563

	Food Products — 1.9%
49,704	General Mills, Inc.	2,386,786
37,106	Kraft Foods Group, Inc.	1,942,499

		4,329,285

	Health Care Equipment & Supplies — 1.0%
37,434	St Jude Medical, Inc.	2,273,367

	Health Care Providers & Services — 1.6%
20,634	Cardinal Health, Inc.	1,403,525
13,096	McKesson Corp.	2,284,073

		3,687,598

	Hotels, Restaurants & Leisure — 2.9%
54,252	Brinker International, Inc.	2,623,627
130,385	International Game Technology	1,881,455
29,251	Wyndham Worldwide Corp.	2,075,066

		6,580,148

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 1.6%
77,638	Marsh & McLennan Cos., Inc.	$3,548,833

	Internet Software & Services — 5.1%
68,225	Akamai Technologies, Inc.[1]	3,252,968
87,141	eBay, Inc.[1]	4,635,901
60,099	Facebook, Inc. — Class A1	3,760,395

		11,649,264

	IT Services — 8.8%
53,988	Accenture PLC — Class A	4,312,561
57,291	Automatic Data Processing, Inc.	4,388,491
45,705	Cognizant Technology Solutions Corp. — Class A1	4,429,729
78,388	Paychex, Inc.	3,278,186
17,096	Visa, Inc. — Class A	3,682,991

		20,091,958

	Life Sciences Tools & Services — 1.0%
24,650	Techne Corp.	2,239,945

	Machinery — 2.7%
33,943	Dover Corp.	2,938,106
42,127	Ingersoll-Rand PLC	2,476,646
10,387	Lincoln Electric Holdings, Inc.	718,781

		6,133,533

	Media — 5.1%
84,821	Comcast Corp. — Class A	4,618,504
22,170	DIRECTV[1]	1,539,263
55,670	Interpublic Group of Cos., Inc. (The)	908,534
24,146	Time Warner Cable, Inc.	3,217,937
45,996	Twenty-First Century Fox, Inc.	1,463,593

		11,747,831

	Multi-line Retail — 0.9%
9,585	Dollar General Corp.[1]	539,827
28,862	Macy’s, Inc.	1,535,459

		2,075,286

	Oil, Gas & Consumable Fuels — 1.4%
73,454	World Fuel Services Corp.	3,137,955

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 3.8%
29,430	Allergan, Inc.	$3,372,678
79,766	Endo Health Solutions, Inc.[1]	5,254,984

		8,627,662

	Professional Services — 1.4%
77,058	Robert Half International, Inc.	3,219,483

	Real Estate Investment Trusts — 2.8%
104,116	Omega Healthcare Investors, Inc.	3,325,465
65,020	Regency Centers Corp.	3,130,063

		6,455,528

	Road & Rail — 1.6%
132,157	CSX Corp.	3,556,345

	Semiconductors & Semiconductor Equipment — 3.0%
62,697	Broadcom Corp. — Class A	1,865,862
162,715	Skyworks Solutions, Inc.[1]	4,922,129

		6,787,991

	Software — 5.2%
125,210	Microsoft Corp.	4,739,199
121,194	Oracle Corp.	4,472,059
121,628	Symantec Corp.	2,604,055

		11,815,313

	Specialty Retail — 5.8%
47,919	Bed Bath & Beyond, Inc.[1]	3,059,628
100,397	Gap, Inc. (The)	3,823,118
20,495	Home Depot, Inc.	1,575,041
8,330	O’Reilly Automotive, Inc.[1]	1,091,063
10,419	PetSmart, Inc.	656,397
53,959	TJX Cos., Inc. (The)	3,095,088

		13,300,335

	Textiles, Apparel & Luxury Goods — 0.8%
27,287	Hanesbrands, Inc.	1,941,197

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 3.0%
98,340	Altria Industrial Motion Corp.	$3,463,535
69,089	Reynolds American, Inc.	3,350,816

		6,814,351

	TOTAL COMMON STOCKS (Cost $191,463,109)	228,364,194

Face
Amount

REPURCHASE AGREEMENT* — 0.1%
$276,898	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $276,898, due 2/3/14, (collateralized by a FNMA security with a par value of $276,265, coupon rate of 3.037%, due 1/1/42, market value of $282,503)	276,898

	TOTAL REPURCHASE AGREEMENT (Cost $276,898)	276,898

TOTAL INVESTMENTS (Cost $191,740,007)[2]	100.0%	$228,641,092
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	67,234

NET ASSETS	100.0%	$228,708,326

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $191,771,616.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.3%

	Aerospace & Defense — 4.9%
6,620	AAR Corp.[1]	$176,423
35,740	Exelis, Inc.	700,147
5,860	General Dynamics Corp.[1]	593,677
6,560	L-3 Communications Holdings, Inc.	728,619
4,520	Northrop Grumman Corp.	522,286
7,700	Raytheon Co.	732,039

		3,453,191

	Air Freight & Logistics — 0.4%
7,270	Expeditors International of Washington, Inc.[1]	297,052

	Airlines — 0.8%
27,620	Southwest Airlines Co.[1]	578,639

	Auto Components — 0.4%
4,540	Delphi Automotive PLC	276,441

	Automobiles — 0.8%
25,375	Ford Motor Co.	379,610
5,748	General Motors Co.[2]	207,388

		586,998

	Beverages — 0.7%
6,180	PepsiCo, Inc.	496,625

	Biotechnology — 0.7%
17,000	Myriad Genetics, Inc.[1,2]	469,710

	Capital Markets — 1.6%
3,680	Ameriprise Financial, Inc.	388,755
20,520	SEI Investments Co.	698,911

		1,087,666

	Chemicals — 2.1%
20,120	A Schulman, Inc.	683,476
12,440	Axiall Corp.	496,356
5,700	Minerals Technologies, Inc.	294,576

		1,474,408

	Commercial Banks — 3.5%
4,334	East West Bancorp, Inc.[1]	145,016
33,660	Fifth Third Bancorp[1]	707,533

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Banks — (Continued)

40,520	First Midwest Bancorp, Inc.	$647,104
13,071	Hanmi Financial Corp.[1]	281,942
71,620	Huntington Bancshares, Inc.[1]	649,593

		2,431,188

	Commercial Services & Supplies — 1.6%
21,980	Pitney Bowes, Inc.[1]	553,456
18,580	Tetra Tech, Inc.[1,2]	548,296

		1,101,752

	Communications Equipment — 0.7%
24,000	Cisco Systems, Inc.	525,840

	Computers & Peripherals — 2.1%
10,360	EMC Corp.	251,126
24,640	Hewlett-Packard Co.	714,560
44,480	QLogic Corp.[2]	514,634

		1,480,320

	Construction & Engineering — 0.4%
5,002	URS Corp.	251,100

	Consumer Finance — 1.5%
4,400	Capital One Financial Corp.	310,684
5,032	Discover Financial Services	269,967
20,980	SLM Corp.	477,505

		1,058,156

	Containers & Packaging — 1.0%
10,720	Packaging Corp. of America	692,512

	Diversified Consumer Services — 0.5%
5,558	Capella Education Co.[1]	346,764

	Electric Utilities — 2.8%
15,220	Edison International	732,995
22,620	Great Plains Energy, Inc.[1]	558,262
20,980	Westar Energy, Inc.[1]	695,906

		1,987,163

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electrical Equipment — 2.1%
13,440	A. O. Smith Corp.	$634,637
10,700	AMETEK, Inc.[1]	528,794
4,589	EnerSys[1]	312,327

		1,475,758

	Electronic Equipment, Instruments & Components — 0.5%
8,220	Avnet, Inc.	337,595

	Energy Equipment & Services — 3.4%
13,180	Baker Hughes, Inc.[1]	746,515
14,641	Halliburton Co.	717,556
2,701	National Oilwell Varco, Inc.	202,602
7,920	Schlumberger, Ltd.	693,554

		2,360,227

	Food & Staples Retailing — 1.7%
10,100	CVS Caremark Corp.	683,972
13,100	Kroger Co. (The)	472,910

		1,156,882

	Food Products — 1.9%
6,480	J & J Snack Foods Corp.	570,888
20,440	Tyson Foods, Inc. — Class A	764,456

		1,335,344

	Gas Utilities — 0.1%
1,820	New Jersey Resources Corp.	82,992

	Health Care Equipment & Supplies — 3.0%
3,700	Align Technology, Inc.[1,2]	219,854
9,420	CareFusion Corp.[2]	384,053
7,195	Conmed Corp.[1]	301,830
13,180	Hill-Rom Holdings, Inc.[1]	478,039
4,853	St Jude Medical, Inc.	294,723
11,780	Thoratec Corp.[1,2]	411,593

		2,090,092

	Health Care Providers & Services — 1.5%
11,700	Magellan Health Services, Inc.[2]	700,011
5,081	Omnicare, Inc.[1]	317,359

		1,017,370

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Technology — 0.6%
15,112	Omnicell, Inc.[2]	$390,192

	Hotels, Restaurants & Leisure — 4.6%
11,220	Brinker International, Inc.	542,599
11,440	CEC Entertainment, Inc.	617,302
14,780	Cheesecake Factory, Inc. (The)[1]	658,301
14,340	Jack In The Box, Inc.[2]	725,174
53,940	Ruth’s Hospitality Group, Inc.	706,075

		3,249,451

	Household Products — 0.9%
6,600	Energizer Holdings, Inc.[1]	623,700

	Insurance — 3.2%
3,198	First American Financial Corp.[1]	82,892
13,612	Lincoln National Corp.	653,785
44,950	Old Republic International Corp.[1]	702,119
6,070	Primerica, Inc.	255,729
15,940	Unum Group	513,268

		2,207,793

	Internet Software & Services — 2.1%
8,540	Akamai Technologies, Inc.[1,2]	407,187
7,440	eBay, Inc.[2]	395,808
31,740	Perficient, Inc.[2]	651,622

		1,454,617

	IT Services — 5.5%
8,540	Accenture PLC — Class A	682,175
15,180	Amdocs, Ltd.	656,687
6,420	Automatic Data Processing, Inc.	491,772
4,547	Cognizant Technology Solutions Corp. — Class A2	440,695
5,748	Paychex, Inc.[1]	240,382
40,876	Sapient Corp.[2]	655,242
42,280	Western Union Co. (The)[1]	651,112

		3,818,065

	Leisure Equipment & Products — 0.2%
20,064	LeapFrog Enterprises, Inc.[1,2]	142,856

	Machinery — 1.0%
9,900	Lincoln Electric Holdings, Inc.	685,080

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 2.0%
13,280	Comcast Corp. — Class A	$723,096
9,802	DIRECTV[2]	680,553

		1,403,649

	Metals & Mining — 1.6%
5,920	Reliance Steel & Aluminum Co.	414,104
16,720	Worthington Industries, Inc.	677,829

		1,091,933

	Multi-line Retail — 0.8%
1,364	Dillard’s, Inc. — Class A	119,077
8,780	Macy’s, Inc.	467,096

		586,173

	Multi-Utilities — 3.6%
5,843	Ameren Corp.	221,099
25,920	CMS Energy Corp.[1]	720,317
22,740	MDU Resources Group, Inc.	728,590
21,940	Public Service Enterprise Group, Inc.[1]	731,479
3,514	Vectren Corp.	128,331

		2,529,816

	Oil, Gas & Consumable Fuels — 4.4%
7,060	Anadarko Petroleum Corp.	569,671
43,100	Denbury Resources, Inc.[1,2]	692,617
9,140	Phillips 66	668,043
9,020	Tesoro Corp.	464,710
13,460	Valero Energy Corp.	687,806

		3,082,847

	Paper & Forest Products — 0.3%
4,453	Schweitzer-Mauduit International, Inc.	205,417

	Pharmaceuticals — 1.7%
6,940	Endo Health Solutions, Inc.[2]	457,207
11,620	Lannett Co., Inc.[2]	410,418
17,120	Sagent Pharmaceuticals, Inc.[1,2]	324,082

		1,191,707

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 2.1%
12,180	FTI Consulting, Inc.[1,2]	$451,513
3,738	Manpowergroup, Inc.	291,190
26,620	Navigant Consulting, Inc.[2]	467,713
6,675	Robert Half International, Inc.	278,882

		1,489,298

	Real Estate Investment Trusts — 11.0%
42,440	Associated Estates Realty Corp.	677,767
48,040	Brandywine Realty Trust[1]	684,570
37,980	CBL & Associates Properties, Inc.[1]	645,280
16,280	Chesapeake Lodging Trust[1]	396,418
22,060	Coresite Realty Corp.[1]	676,801
28,320	Corporate Office Properties Trust	703,752
66,757	Cousins Properties, Inc.	717,638
15,100	Equity Lifestyle Properties, Inc.	593,581
23,100	Government Properties Income Trust[1]	570,570
25,900	Hospitality Properties Trust[1]	665,630
36,300	Host Marriott Corp.	667,557
42,453	Piedmont Office Realty Trust, Inc. — Class A1	707,691

		7,707,255

	Road & Rail — 0.7%
14,960	Arkansas Best Corp.[1]	512,978

	Semiconductors & Semiconductor Equipment — 1.8%
27,160	Intel Corp.[1]	666,507
37,980	Marvell Technology Group, Ltd.[1]	567,041

		1,233,548

	Software — 1.3%
12,613	Oracle Corp.	465,420
20,580	TIBCO Software, Inc.[1,2]	438,148

		903,568

	Specialty Retail — 2.1%
6,500	Express, Inc.[2]	112,580
10,560	GameStop Corp. — Class A1	370,339
9,060	Gap, Inc. (The)	345,005
3,680	Home Depot, Inc.	282,808
3,420	PetSmart, Inc.[1]	215,460
2,480	TJX Cos., Inc. (The)	142,253

		1,468,445

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 0.8%
2,213	Fossil Group, Inc.[2]	$247,480
4,620	Hanesbrands, Inc.	328,667

		576,147

	Thrifts & Mortgage Finance — 1.3%
29,720	Provident Financial Services, Inc.[1]	514,751
17,180	Washington Federal, Inc.	375,898

		890,649

	TOTAL COMMON STOCKS (Cost $62,356,320)	65,896,969

Face
Amount

REPURCHASE AGREEMENT* — 4.8%
$3,338,448	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $3,338,451, due 2/3/14, (collateralized by a FNMA security with a par value of $3,247,052, coupon rate of 3.242%, due 5/1/41, market value of $3,407,392)	3,338,448

	TOTAL REPURCHASE AGREEMENTS (Cost $3,338,448)	3,338,448

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.1%
17,567,819	State Street Navigator Securities Lending Prime Portfolio	17,567,819

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $17,567,819)	17,567,819

TOTAL LONG INVESTMENTS (Cost $83,262,587)	124.2%	$86,803,236

COMMON STOCKS SOLD SHORT* — (64.2)%

	Aerospace & Defense — (2.2)%
(5,420)	Cubic Corp.	(268,453)
(4,081)	TransDigm Group, Inc.	(681,649)
(8,880)	Triumph Group, Inc.	(607,570)

		(1,557,672)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Beverages — (1.6)%
(7,480)	Brown-Forman Corp. — Class B	$(575,960)
(8,280)	Monster Beverage Corp.[2]	(562,212)

		(1,138,172)

	Building Products — (1.0)%
(9,740)	Trex Co., Inc.[2]	(685,014)

	Capital Markets — (0.8)%
(4,700)	Eaton Vance Corp.	(178,929)
(7,398)	Greenhill & Co., Inc.	(384,326)

		(563,255)

	Chemicals — (1.6)%
(12,280)	Balchem Corp.	(669,506)
(6,057)	Rockwood Holdings, Inc.	(415,086)

		(1,084,592)

	Commercial Banks — (3.0)%
(43,240)	Bancorp, Inc.[2]	(823,722)
(13,660)	CIT Group, Inc.	(635,873)
(1,500)	First Republic Bank	(72,795)
(37,040)	TCF Financial Corp.	(596,344)

		(2,128,734)

	Commercial Services & Supplies — (1.9)%
(11,820)	Clean Harbors, Inc.[2]	(662,866)
(16,800)	Mobile Mini, Inc.[2]	(649,656)

		(1,312,522)

	Communications Equipment — (1.0)%
(11,120)	Viasat, Inc.[2]	(661,751)

	Computers & Peripherals — (0.6)%
(3,628)	Stratasys, Ltd.[2]	(437,392)

	Construction Materials — (1.5)%
(5,160)	Martin Marietta Materials, Inc.	(562,492)
(6,546)	Texas Industries, Inc.[2]	(492,390)

		(1,054,882)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Electric Utilities — (3.1)%
(14,800)	Cleco Corp.	$(723,128)
(7,260)	ITC Holdings Corp.	(751,410)
(16,780)	Southern Co. (The)	(692,007)

		(2,166,545)

	Energy Equipment & Services — (0.3)%
(5,500)	Gulfmark Offshore, Inc. — Class A	(234,080)

	Food & Staples Retailing — (1.7)%
(5,440)	Costco Wholesale Corp.	(611,238)
(11,080)	Whole Foods Market, Inc.	(579,041)

		(1,190,279)

	Food Products — (0.8)%
(8,300)	McCormick & Co., Inc.	(532,694)

	Gas Utilities — (0.5)%
(6,880)	South Jersey Industries, Inc.	(366,979)

	Health Care Equipment & Supplies — (2.0)%
(18,600)	DexCom, Inc.[2]	(752,556)
(16,320)	Haemonetics Corp.[2]	(618,365)

		(1,370,921)

	Health Care Providers & Services — (0.9)%
(22,800)	Brookdale Senior Living, Inc.[2]	(626,088)

	Hotels, Restaurants & Leisure — (5.5)%
(23,260)	BJ’s Restaurants, Inc.[2]	(659,654)
(14,748)	Bob Evans Farms, Inc.	(741,087)
(1,300)	Chipotle Mexican Grill, Inc.[2]	(717,548)
(4,020)	Panera Bread Co. — Class A2	(679,661)
(119,420)	Ruby Tuesday, Inc.[2]	(668,752)
(5,720)	Yum! Brands, Inc.	(384,098)

		(3,850,800)

	Household Products — (0.2)%
(1,880)	Clorox Co. (The)	(165,947)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Insurance — (2.3)%
(5,811)	Loews Corp.	$(259,112)
(1,220)	Markel Corp.[2]	(657,751)
(14,620)	Mercury General Corp.	(670,035)

		(1,586,898)

	Internet & Catalog Retail — (0.9)%
(1,780)	Amazon.Com, Inc.[2]	(638,468)

	Internet Software & Services — (1.0)%
(3,840)	Equinix, Inc.[2]	(711,168)

	IT Services — (0.7)%
(6,100)	WEX, Inc.[2]	(502,396)

	Machinery — (0.9)%
(9,460)	RBC Bearings, Inc.[2]	(613,386)

	Media — (0.8)%
(18,920)	Starz — Class A2	(529,381)

	Metals & Mining — (1.0)%
(8,680)	Compass Minerals International, Inc.	(682,422)

	Multi-Utilities — (2.7)%
(30,060)	Centerpoint Energy, Inc.	(703,404)
(10,320)	Dominion Resources, Inc.	(700,831)
(5,120)	Sempra Energy	(474,675)

		(1,878,910)

	Oil, Gas & Consumable Fuels — (4.1)%
(11,700)	Bill Barrett Corp.[2]	(327,717)
(14,920)	Cheniere Energy, Inc.[2]	(655,585)
(25,160)	Goodrich Petroleum Corp.[2]	(433,255)
(7,681)	Gulfport Energy Corp.[2]	(468,157)
(2,383)	Pioneer Natural Resources Co.	(403,489)
(14,240)	Williams Cos., Inc.	(576,578)

		(2,864,781)

	Pharmaceuticals — (0.6)%
(28,600)	Nektar Therapeutics[2]	(388,960)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Professional Services — (4.3)%
(11,577)	Advisory Board Co. (The)[2]	$(732,940)
(15,580)	Corporate Executive Board Co. (The)	(1,138,898)
(3,800)	CoStar Group, Inc.[2]	(653,752)
(4,300)	IHS, Inc. — Class A2	(487,663)

		(3,013,253)

	Real Estate Investment Trusts — (7.9)%
(20,480)	American Campus Communities, Inc.	(711,885)
(20,680)	American Homes 4 Rent — Class A	(344,943)
(8,440)	American Tower Corp.	(682,627)
(4,620)	AvalonBay Communities, Inc.	(570,570)
(10,460)	Equity Residential Properties Trust	(579,275)
(30,380)	Franklin Street Properties Corp.	(364,256)
(9,420)	Health Care REIT, Inc.	(545,606)
(34,100)	Mack-Cali Realty Corp.	(689,843)
(7,520)	Plum Creek Timber Co., Inc.	(323,887)
(29,660)	UDR, Inc.	(721,924)

		(5,534,816)

	Road & Rail — (0.8)%
(27,660)	Celadon Group, Inc.	(574,775)

	Semiconductors & Semiconductor Equipment — (0.3)%
(10,246)	Microsemi Corp.[2]	(240,166)

	Software — (1.9)%
(12,320)	Salesforce.com, Inc.[2]	(745,730)
(3,680)	Ultimate Software Group, Inc.[2]	(600,686)

		(1,346,416)

	Specialty Retail — (0.9)%
(23,080)	Cato Corp. (The) — Class A	(645,317)

	Textiles, Apparel & Luxury Goods — (1.4)%
(2,380)	Movado Group, Inc.	(89,845)
(8,160)	Under Armour, Inc. — Class A2	(882,178)

		(972,023)

	Thrifts & Mortgage Finance — (0.5)%
(7,260)	Ocwen Financial Corp.[2]	(320,456)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (1.0)%
(8,587)	United Rentals, Inc.[2]	$(695,032)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(43,623,916))	(44,867,343)

TOTAL SHORT INVESTMENTS (Proceeds $(43,623,916))	(64.2)%	$(44,867,343)

TOTAL INVESTMENTS (Cost $39,638,671)[3]	60.0%	$41,935,893
OTHER ASSETS IN EXCESS OF LIABILITIES	40.0	27,939,234

NET ASSETS	100.0%	$69,875,127

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $39,852,520.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 121.7%

	Aerospace & Defense — 6.5%
19,540	Exelis, Inc.	$382,789
1,200	General Dynamics Corp.[1]	121,572
3,120	L-3 Communications Holdings, Inc.	346,538
6,659	Northrop Grumman Corp.[2]	769,447
7,912	Raytheon Co.[2]	752,194

		2,372,540

	Airlines — 2.0%
35,505	Southwest Airlines Co.[1,2]	743,830

	Auto Components — 1.5%
3,160	Delphi Automotive PLC	192,412
10,740	Gentex Corp.[1]	347,869

		540,281

	Automobiles — 2.1%
39,440	Ford Motor Co.[1,2]	590,023
4,780	General Motors Co.[3]	172,462

		762,485

	Beverages — 2.5%
13,157	Coca-Cola Enterprises, Inc.[2]	569,567
4,372	Constellation Brands, Inc.[3]	335,201

		904,768

	Biotechnology — 1.4%
18,360	Myriad Genetics, Inc.[1,3]	507,287

	Capital Markets — 3.8%
4,620	Ameriprise Financial, Inc.[2]	488,057
12,120	Invesco, Ltd.	402,990
14,860	SEI Investments Co.[2]	506,131

		1,397,178

	Chemicals — 2.4%
6,285	LyondellBasell Industries N.V. — Class A2	495,006
7,320	Minerals Technologies, Inc.	378,298

		873,304

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Banks — 4.6%
24,435	Fifth Third Bancorp[2]	$513,624
19,620	Hanmi Financial Corp.[1]	423,203
42,291	Regions Financial Corp.[2]	430,100
31,200	Wilshire Bancorp, Inc.	310,752

		1,677,679

	Commercial Services & Supplies — 2.3%
7,280	Avery Dennison Corp.[1]	358,686
18,420	Pitney Bowes, Inc.[1]	463,815

		822,501

	Communications Equipment — 2.7%
18,940	Cisco Systems, Inc.	414,976
33,234	Corning, Inc.[1,2]	571,957

		986,933

	Computers & Peripherals — 2.9%
10,020	EMC Corp.	242,885
19,542	Hewlett-Packard Co.[2]	566,718
21,520	QLogic Corp.[3]	248,986

		1,058,589

	Construction & Engineering — 0.4%
3,140	URS Corp.	157,628

	Consumer Finance — 2.7%
9,762	Discover Financial Services[2]	523,731
19,982	SLM Corp.[2]	454,791

		978,522

	Containers & Packaging — 1.2%
6,848	Packaging Corp. of America	442,381

	Diversified Consumer Services — 2.1%
6,520	Capella Education Co.[1]	406,783
20,498	Service Corp. International[1]	362,814

		769,597

	Electrical Equipment — 2.7%
9,764	AMETEK, Inc.[1,2]	482,537
7,295	EnerSys[2]	496,498

		979,035

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 1.4%
11,983	Avnet, Inc.[2]	$492,142

	Energy Equipment & Services — 6.7%
9,110	Baker Hughes, Inc.[2]	515,990
8,679	Halliburton Co.	425,358
4,320	National Oilwell Varco, Inc.[1]	324,043
5,799	Oceaneering International, Inc.[2]	395,202
12,880	Patterson-UTI Energy, Inc.[1]	330,887
5,293	Schlumberger, Ltd.	463,508

		2,454,988

	Food & Staples Retailing — 2.9%
7,220	CVS Caremark Corp.[2]	488,938
15,395	Kroger Co. (The)	555,760

		1,044,698

	Food Products — 3.1%
3,520	J & J Snack Foods Corp.[1]	310,112
21,542	Tyson Foods, Inc. — Class A2	805,671

		1,115,783

	Gas Utilities — 1.6%
3,588	Southwest Gas Corp.[2]	192,783
9,054	UGI Corp.[2]	392,853

		585,636

	Health Care Equipment & Supplies — 0.8%
8,091	Thoratec Corp.[1,2,3]	282,700

	Health Care Providers & Services — 4.2%
9,366	Aetna, Inc.[2]	639,979
6,855	Omnicare, Inc.[1]	428,163
5,340	WellPoint, Inc.[2]	459,240

		1,527,382

	Health Care Technology — 1.2%
17,060	Omnicell, Inc.[3]	440,489

	Hotels, Restaurants & Leisure — 1.2%
6,167	Wyndham Worldwide Corp.[2]	437,487

	Household Products — 1.0%
4,018	Energizer Holdings, Inc.[1]	379,701

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 3.1%
8,450	HCI Group, Inc.[1]	$359,378
12,294	Lincoln National Corp.[1]	590,481
4,615	Primerica, Inc.	194,430

		1,144,289

	Internet Software & Services — 1.2%
8,320	eBay, Inc.[3]	442,624

	IT Services — 7.6%
5,260	Accenture PLC — Class A	420,169
10,650	Amdocs, Ltd.[2]	460,719
6,404	Automatic Data Processing, Inc.[2]	490,546
5,674	Cognizant Technology Solutions Corp. — Class A2,3	549,924
14,733	Total System Services, Inc.[1,2]	440,222
25,240	Western Union Co. (The)[1]	388,696

		2,750,276

	Life Sciences Tools & Services — 1.7%
3,000	Agilent Technologies, Inc.[1]	174,450
9,240	Parexel International Corp.[1,3]	451,004

		625,454

	Machinery — 1.4%
9,902	AGCO Corp.[1,2]	528,074

	Media — 2.7%
10,696	Comcast Corp. — Class A1,2	582,397
5,560	DIRECTV[3]	386,031

		968,428

	Multi-line Retail — 1.2%
8,240	Macy’s, Inc.	438,368

	Multi-Utilities — 2.9%
9,280	Ameren Corp.[1]	351,155
10,460	Public Service Enterprise Group, Inc.[1]	348,736
9,440	Vectren Corp.	344,749

		1,044,640

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 3.5%
6,780	HollyFrontier Corp.[1]	$313,914
9,837	Tesoro Corp.[2]	506,802
9,060	Valero Energy Corp.[2]	462,966

		1,283,682

	Paper & Forest Products — 1.3%
15,320	PH Glatfelter Co.	474,767

	Pharmaceuticals — 4.7%
2,079	Allergan, Inc.	238,253
19,360	Lannett Co., Inc.[1,2,3]	683,795
14,420	Pfizer, Inc.	438,368
18,560	Sagent Pharmaceuticals, Inc.[1,3]	351,341

		1,711,757

	Professional Services — 2.6%
19,984	Kelly Services, Inc.[1]	479,217
6,098	Manpowergroup, Inc.[2]	475,034

		954,251

	Real Estate Investment Trusts — 8.7%
26,620	Brandywine Realty Trust[1]	379,335
27,340	Capstead Mortgage Corp.[1]	345,031
18,640	CBL & Associates Properties, Inc.	316,694
16,856	CommonWealth	414,320
15,320	Corporate Office Properties Trust[1]	380,702
42,847	Cousins Properties, Inc.[1,2]	460,605
12,351	Hospitality Properties Trust	317,421
17,260	Host Marriott Corp.	317,411
13,900	Piedmont Office Realty Trust, Inc. — Class A1	231,713

		3,163,232

	Semiconductors & Semiconductor Equipment — 2.9%
20,485	Intel Corp.[1,2]	502,702
36,288	Marvell Technology Group, Ltd.[1]	541,780

		1,044,482

	Software — 2.6%
12,040	Microsoft Corp.	455,714
12,985	Oracle Corp.[2]	479,146

		934,860

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 5.2%
10,149	Foot Locker, Inc.	$391,752
13,378	Gap, Inc. (The)[1,2]	509,434
3,500	Home Depot, Inc.	268,975
5,960	PetSmart, Inc.[1]	375,480
5,840	TJX Cos., Inc. (The)[2]	334,982

		1,880,623

	Textiles, Apparel & Luxury Goods — 0.5%
5,920	Steven Madden, Ltd.[1,3]	192,933

	TOTAL COMMON STOCKS (Cost $34,930,949)	44,318,284

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$378,847	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $378,847, due 2/3/14, (collateralized by a FNMA security with a par value of $369,440, coupon rate of 3.242%, due 5/1/41, market value of $387,683)	378,847

	TOTAL REPURCHASE AGREEMENT (Cost $378,847)	378,847

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
482,399	State Street Navigator Securities Lending Prime Portfolio	482,399

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $482,399)	482,399

TOTAL LONG INVESTMENTS (Cost $35,792,195)	124.1%	$45,179,530

COMMON STOCKS SOLD SHORT* — (22.8)%

	Aerospace & Defense — (1.2)%
(3,048)	Cubic Corp.	(150,967)
(917)	TransDigm Group, Inc.	(153,167)
(1,800)	Triumph Group, Inc.	(123,156)

		(427,290)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Beverages — (0.9)%
(2,580)	Brown-Forman Corp. — Class B	$(198,660)
(2,080)	Monster Beverage Corp.[3]	(141,232)

		(339,892)

	Building Products — (0.7)%
(6,062)	Quanex Building Products Corp.	(114,875)
(1,840)	Trex Co., Inc.[3]	(129,407)

		(244,282)

	Chemicals — (0.3)%
(2,320)	Balchem Corp.	(126,486)

	Commercial Banks — (0.7)%
(7,620)	Bancorp, Inc.[3]	(145,161)
(2,451)	First Republic Bank	(118,947)

		(264,108)

	Commercial Services & Supplies — (1.3)%
(2,336)	Clean Harbors, Inc.[3]	(131,003)
(4,528)	Mobile Mini, Inc.[3]	(175,098)
(4,052)	Team, Inc.[3]	(171,521)

		(477,622)

	Communications Equipment — (0.4)%
(2,167)	Viasat, Inc.[3]	(128,958)

	Computers & Peripherals — (0.3)%
(1,000)	Stratasys, Ltd.[3]	(120,560)

	Construction Materials — (0.7)%
(1,440)	Eagle Materials, Inc.	(113,400)
(1,280)	Martin Marietta Materials, Inc.	(139,533)

		(252,933)

	Electric Utilities — (0.7)%
(2,120)	Cleco Corp.	(103,583)
(3,718)	Southern Co. (The)	(153,330)

		(256,913)

	Food & Staples Retailing — (0.2)%
(1,684)	Whole Foods Market, Inc.	(88,006)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food Products — (1.1)%
(3,755)	Hillshire Brands Co.	$(133,753)
(2,414)	Kellogg Co.	(139,964)
(1,822)	McCormick & Co., Inc.	(116,936)

		(390,653)

	Gas Utilities — (0.7)%
(1,889)	Oneok, Inc.	(129,378)
(2,127)	South Jersey Industries, Inc.	(113,454)

		(242,832)

	Health Care Equipment & Supplies — (0.7)%
(1,022)	CR Bard, Inc.	(132,441)
(3,685)	Haemonetics Corp.[3]	(139,625)

		(272,066)

	Hotels, Restaurants & Leisure — (1.1)%
(4,758)	BJ’s Restaurants, Inc.[3]	(134,937)
(260)	Chipotle Mexican Grill, Inc.[3]	(143,509)
(5,420)	Pinnacle Entertainment, Inc.[3]	(118,427)

		(396,873)

	Household Durables — (0.5)%
(148)	NVR, Inc.[3]	(170,705)

	Household Products — (0.4)%
(1,500)	Clorox Co. (The)	(132,405)

	Insurance — (1.0)%
(2,843)	Arthur J Gallagher & Co.	(131,432)
(229)	Markel Corp.[3]	(123,463)
(2,301)	Mercury General Corp.	(105,455)

		(360,350)

	Internet & Catalog Retail — (0.5)%
(514)	Amazon.Com, Inc.[3]	(184,367)

	Internet Software & Services — (0.3)%
(626)	Equinix, Inc.[3]	(115,935)

	Leisure Equipment & Products — (0.3)%
(2,001)	Pool Corp.	(108,414)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Machinery — (0.7)%
(1,480)	Caterpillar, Inc.	$(138,987)
(1,940)	RBC Bearings, Inc.[3]	(125,789)

		(264,776)

	Media — (0.3)%
(1,346)	Morningstar, Inc.	(103,911)

	Metals & Mining — (0.4)%
(1,726)	Compass Minerals International, Inc.	(135,698)

	Multi-line Retail — (0.4)%
(2,238)	Family Dollar Stores, Inc.	(138,353)

	Multi-Utilities — (0.7)%
(1,480)	Dominion Resources, Inc.	(100,507)
(1,500)	Sempra Energy	(139,065)

		(239,572)

	Personal Products — (0.4)%
(2,132)	Estee Lauder Companies (The) — Class A	(146,554)

	Professional Services — (1.1)%
(9,708)	Acacia Research Corp.	(134,165)
(2,559)	Advisory Board Co. (The)[3]	(162,010)
(1,620)	Corporate Executive Board Co. (The)	(118,422)

		(414,597)

	Real Estate Investment Trusts — (2.4)%
(3,965)	American Campus Communities, Inc.	(137,823)
(2,150)	American Tower Corp.	(173,892)
(2,713)	Equity Residential Properties Trust	(150,246)
(1,497)	Federal Realty Investment Trust	(163,173)
(1,960)	Kilroy Realty Corp.	(103,488)
(1,674)	SL Green Realty Corp.	(156,971)

		(885,593)

	Real Estate Management & Development — (0.3)%
(2,890)	Alexander & Baldwin, Inc.	(113,028)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Specialty Retail — (1.2)%
(4,400)	Cato Corp. (The) — Class A	$(123,024)
(3,911)	DSW, Inc. — Class A	(147,249)
(899)	Sherwin-Williams Co. (The)	(164,751)

		(435,024)

	Trading Companies & Distributors — (0.9)%
(3,207)	GATX Corp.	(185,685)
(1,680)	United Rentals, Inc.[3]	(135,979)

		(321,664)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(8,210,955))	(8,300,420)

TOTAL SHORT INVESTMENTS (Proceeds $(8,210,955))	(22.8)%	$(8,300,420)

TOTAL INVESTMENTS (Cost $27,581,240)[4]	101.3%	$36,879,110
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(474,183)

NET ASSETS	100.0%	$36,404,927

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $228,924.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $27,723,770.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.9%
25,500	SPDR S&P 500 ETF Trust	$4,543,590
30,000	Vanguard S&P 500 ETF	4,894,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	9,438,390

PURCHASED OPTIONS — 75.9%

	CALLS — 59.2%
2,500	S&P 500 Index with Barclays Capital PLC, Exercise Price $1,000, Expires 02/22/2014	194,625,000

	PUTS — 16.7%
2,500	S&P 500 Index with Barclays Capital PLC, Exercise Price $2,000, Expires 02/22/2014	55,025,000

	TOTAL PURCHASED OPTIONS (Cost $249,955,195)	249,650,000

Face
Amount

REPURCHASE AGREEMENT* — 1.7%
$5,599,876	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $5,599,881, due 2/3/14, (collateralized by a FNMA security with a par value of $5,443,587, coupon rate of 3.242%, due 5/1/41, market value of $5,712,392)	5,599,876

	TOTAL REPURCHASE AGREEMENT (Cost $5,599,876)	5,599,876

TOTAL INVESTMENTS (Cost $262,420,914)[1]	80.5%	$264,688,266
OTHER ASSETS IN EXCESS OF LIABILITIES	19.5	63,931,828

NET ASSETS[2]	100.0%	$328,620,094

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $262,420,914.
[2]	Cash in the amount of $73,000,000 is held as collateral to secure the open written put options contracts.
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires February 2014 exercise price $2,000 Barclays Capital PLC	2,500	$(6,250)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(34,902))		$(6,250)

PUTS:
S&P 500 Index
expires February 2014 exercise price $1,810 Barclays Capital PLC	210	(573,084)
S&P 500 Index
expires February 2014 exercise price $1,825 Barclays Capital PLC	1,510	(8,003,000)
S&P 500 Index
expires February 2014 exercise price $1,845 Barclays Capital PLC	80	(532,517)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(4,397,765))		$(9,108,601)

TOTAL WRITTEN OPTIONS (Premiums Received $(4,432,667))		$(9,114,851)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS — 54.1%
87,900	iShares MSCI EAFE Index Fund	$5,591,319
1,184,586	Vanguard MSCI EAFE ETF	46,802,993

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,476,445)	52,394,312

Face
Amount

REPURCHASE AGREEMENT* — 4.7%
$4,596,844	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $4,596,848, due 2/3/14, (collateralized by a FNMA security with a par value of $4,586,712, coupon rate of 3.037%, due 1/1/42, market value of $4,690,280)	4,596,844

	TOTAL REPURCHASE AGREEMENT (Cost $4,596,844)	4,596,844

TOTAL INVESTMENTS (Cost $57,073,289)[1]	58.8%	$56,991,156
OTHER ASSETS IN EXCESS OF LIABILITIES	41.2	39,872,871

NET ASSETS[2]	100.0%	$96,864,027

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $57,073,289.
[2]	Cash in the amount of $41,106,315 and or a portion of this short term investment is pledged as collateral to secure the open written put options contracts.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires February 2014 exercise price $67 Barclays Capital PLC	3,600	$(23,400)
iShares MSCI EAFE Index Fund
expires February 2014 exercise price $68 Barclays Capital PLC	4,200	(12,600)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(400,913))		$(36,000)

PUTS:
iShares MSCI EAFE Index Fund
expires February 2014 exercise price $66 Barclays Capital PLC	5,000	(1,242,500)
iShares MSCI EAFE Index Fund
expires February 2014 exercise price $67 Barclays Capital PLC	900	(301,500)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(372,833))		$(1,544,000)

TOTAL WRITTEN OPTIONS (Premiums Received $(773,746))		$(1,580,000)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Japan — 20.9%
39,000	Asahi Kasei Corp.	$295,112
10,600	Electric Power Development Co, Ltd.	314,041
12,800	Fuji Oil Co, Ltd.	188,916
128,000	Hitachi, Ltd.	975,794
17,000	Honda Motor Co., Ltd.	637,213
8,100	Japan Airlines Co., Ltd.	405,435
18,800	Japan Tobacco, Inc.	580,345
17,200	JSR Corp.	306,275
10,200	KDDI Corp.	561,634
15,000	Keihin Corp.	222,462
70,000	Marubeni Corp.	488,337
13,300	Medipal Holdings Corp.	194,215
25,100	Mitsubishi Corp.	461,492
115,100	Mitsubishi UFJ Financial Group, Inc.	691,955
12,200	MS&AD Insurance Group Holdings	282,664
18,400	NKSJ Holdings, Inc.	478,866
21,600	Shionogi & Co, Ltd.	440,048
10,500	Sumisho Computer Systems Corp.	289,335
12,400	Sumitomo Mitsui Financial Group, Inc.	574,444
244,000	Toshiba Corp.	1,014,354
26,000	Toyo Tire & Rubber Co, Ltd.	146,265
12,200	Toyota Motor Corp.	698,079

		10,247,281

	United Kingdom — 20.3%
79,700	Aviva PLC	583,040
268,070	Barclays PLC	1,196,731
48,268	BG Group PLC	811,285
40,731	BHP Billiton PLC	1,199,063
128,591	BP Amoco PLC	1,007,774
58,512	Britvic PLC	666,481
132,229	HSBC Holdings PLC	1,356,899
12,330	Persimmon PLC[1]	265,676
119,183	Premier Oil PLC	530,831
20,845	Rio Tinto PLC	1,108,712
21,652	Scottish & Southern Energy PLC	464,521
50,445	Smith & Nephew PLC	725,644

		9,916,657

	Germany — 11.3%
6,758	Allianz AG	1,123,452
6,567	BASF SE	702,090
6,177	Bayer AG	812,928
4,367	Deutsche Lufthansa AG1	103,734

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

5,114	Hannover Rueckversicherung AG	$405,693
10,788	Metro AG2	443,526
6,622	Siemens AG Reg.[2]	837,776
5,416	Software AG	200,916
3,831	Volkswagen AG	927,700

		5,557,815

	Switzerland — 10.3%
35,061	Credit Suisse Group AG1	1,056,421
7,338	Lonza Group AG1	736,048
16,635	Novartis AG	1,314,844
5,094	Roche Holding AG	1,397,618
1,895	Zurich Financial Services AG1	549,438

		5,054,369

	France — 10.2%
24,465	AXA SA	641,740
18,464	BNP Paribas	1,425,515
5,442	Casino Guichard Perrachon	560,906
12,456	Compagnie de Saint-Gobain	653,224
2,803	Renault SA	243,494
25,765	Societe Generale	1,455,718

		4,980,597

	Netherlands — 4.9%
24,388	Delta Lloyd N.V.	626,546
86,345	ING Groep N.V., ADR[1]	1,140,357
30,908	Reed Elsevier N.V.	637,434

		2,404,337

	South Korea — 3.8%
9,551	Kia Motors Corp.	476,529
4,574	LG Corp.	243,249
1,689	POSCO, ADR	114,835
449	Samsung Electronics Co., Ltd	531,710
15,480	Samsung Heavy Industries Co, Ltd.	480,323

		1,846,646

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hong Kong — 2.8%
166,000	SJM Holdings, Ltd.	$513,465
248,000	Skyworth Digital Holdings, Ltd.	135,620
30,000	Standard Chartered PLC[2]	638,137
34,000	Yue Yuen Industrial Holdings, Ltd.	104,900

		1,392,122

	Australia — 2.7%
95,471	Downer EDI, Ltd.	411,292
16,456	National Australia Bank, Ltd.	478,402
92,442	Toll Holdings, Ltd.	451,457

		1,341,151

	Singapore — 2.5%
50,000	DBS Group Holdings, Ltd.	645,724
137,000	SembCorp Industries, Ltd.	562,449

		1,208,173

	Sweden — 1.4%
55,625	Meda AB	676,075

	Italy — 1.2%
124,219	Enel SPA	565,350

	China — 1.1%
567,000	Agricultural Bank of China, Ltd.	247,523
201,500	CNOOC, Ltd.	312,992

		560,515

	Taiwan — 1.1%
31,400	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	531,288

	Denmark — 1.1%
56,468	TDC AS	530,753

	Brazil — 1.1%
16,610	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	151,649
33,709	Petroleo Brasileiro SA, Sponsored ADR	377,878

		529,527

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Norway — 1.0%
2,517	Fred Olsen Energy ASA	$91,201
20,175	Telenor ASA	419,715

		510,916

	Malaysia — 0.9%
118,600	Tenaga Nasional BHD	418,118

	Spain — 0.5%
16,709	Telefonica SA	257,341

	Finland — 0.5%
14,567	UPM-Kymmene OYJ	223,117

	TOTAL COMMON STOCKS (Cost $38,416,910)	48,752,148

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$489,752	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $489,752, due 2/3/14, (collateralized by a FNMA security with a par value of $477,508, coupon rate of 3.242%, due 5/1/41, market value of $501,087)	489,752

	TOTAL REPURCHASE AGREEMENT (Cost $489,752)	489,752

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.4%
1,675,483	State Street Navigator Securities Lending Prime Portfolio	1,675,483

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,675,483)	1,675,483

TOTAL INVESTMENTS (Cost $40,582,145)[3]	104.0%	$50,917,383
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.0)	(1,954,486)

NET ASSETS	100.0%	$48,962,897

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $41,687,977.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Japan — 20.6%
19,000	Asahi Kasei Corp.	$143,773
5,000	Electric Power Development Co, Ltd.	148,132
8,300	Fuji Oil Co, Ltd.	122,500
63,000	Hitachi, Ltd.	480,274
7,800	Honda Motor Co., Ltd.	292,368
3,500	Japan Airlines Co., Ltd.	175,188
10,300	Japan Tobacco, Inc.	317,955
8,300	JSR Corp.	147,796
4,900	KDDI Corp.	269,804
7,100	Keihin Corp.	105,299
32,000	Marubeni Corp.	223,240
6,400	Medipal Holdings Corp.	93,457
10,900	Mitsubishi Corp.	200,409
53,200	Mitsubishi UFJ Financial Group, Inc.	319,826
5,000	MS&AD Insurance Group Holdings	115,846
8,700	NKSJ Holdings, Inc.	226,420
12,300	Shionogi & Co, Ltd.	250,583
5,000	Sumisho Computer Systems Corp.	137,779
4,900	Sumitomo Mitsui Financial Group, Inc.	226,998
114,000	Toshiba Corp.	473,919
11,000	Toyo Tire & Rubber Co, Ltd.	61,881
5,800	Toyota Motor Corp.	331,874

		4,865,321

	United Kingdom — 20.0%
45,086	Aviva PLC	329,824
140,515	Barclays PLC	627,294
25,721	BG Group PLC	432,316
19,472	BHP Billiton PLC	573,228
55,560	BP Amoco PLC	435,427
24,240	Britvic PLC	276,106
60,707	HSBC Holdings PLC	622,959
5,753	Persimmon PLC[1]	123,961
56,403	Premier Oil PLC	251,214
9,643	Rio Tinto PLC	512,895
10,258	Scottish & Southern Energy PLC	220,075
21,588	Smith & Nephew PLC	310,540

		4,715,839

	Germany — 11.4%
3,286	Allianz AG	546,266
3,818	BASF SE	408,189
2,960	Bayer AG	389,553
2,070	Deutsche Lufthansa AG1	49,171

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

2,604	Hannover Rueckversicherung AG	$206,575
5,498	Metro AG2	226,039
2,990	Siemens AG Reg.[2]	378,277
2,580	Software AG	95,709
1,618	Volkswagen AG	391,808

		2,691,587

	France — 10.3%
12,511	AXA SA	328,175
8,548	BNP Paribas	659,949
3,070	Casino Guichard Perrachon	316,425
5,782	Compagnie de Saint-Gobain	303,223
1,349	Renault SA	117,186
12,564	Societe Generale	709,864

		2,434,822

	Switzerland — 9.9%
17,415	Credit Suisse Group AG1	524,730
3,411	Lonza Group AG1	342,145
7,552	Novartis AG	596,916
2,236	Roche Holding AG	613,482
875	Zurich Financial Services AG1	253,698

		2,330,971

	Netherlands — 4.9%
10,381	Delta Lloyd N.V.	266,696
42,180	ING Groep N.V., ADR[1]	557,070
16,627	Reed Elsevier N.V.	342,908

		1,166,674

	South Korea — 3.8%
4,574	Kia Motors Corp.	228,211
1,855	LG Corp.	98,650
949	POSCO, ADR	64,523
218	Samsung Electronics Co., Ltd	258,157
7,640	Samsung Heavy Industries Co, Ltd.	237,059

		886,600

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hong Kong — 3.2%
74,000	SJM Holdings, Ltd.	$228,894
120,000	Skyworth Digital Holdings, Ltd.	65,622
19,550	Standard Chartered PLC	415,853
16,000	Yue Yuen Industrial Holdings, Ltd.	49,365

		759,734

	Australia — 2.8%
49,304	Downer EDI, Ltd.	212,403
8,564	National Australia Bank, Ltd.	248,969
42,127	Toll Holdings, Ltd.	205,735

		667,107

	Singapore — 2.3%
23,000	DBS Group Holdings, Ltd.	297,033
59,990	SembCorp Industries, Ltd.	246,287

		543,320

	Sweden — 1.3%
24,670	Meda AB	299,843

	China — 1.2%
265,000	Agricultural Bank of China, Ltd.	115,685
110,000	CNOOC, Ltd.	170,865

		286,550

	Taiwan — 1.2%
16,900	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	285,948

	Norway — 1.2%
1,211	Fred Olsen Energy ASA	43,879
11,074	Telenor ASA	230,381

		274,260

	Italy — 1.1%
58,847	Enel SPA	267,827

	Brazil — 1.1%
9,230	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	84,270
15,691	Petroleo Brasileiro SA, Sponsored ADR	175,896

		260,166

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Denmark — 1.1%
27,190	TDC AS	$255,564

	Malaysia — 0.7%
47,200	Tenaga Nasional BHD	166,401

	Spain — 0.5%
7,916	Telefonica SA	121,917

	Finland — 0.5%
7,010	UPM-Kymmene OYJ	107,369

	TOTAL COMMON STOCKS (Cost $18,813,205)	23,387,820

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$245,501	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $245,501, due 2/3/14, (collateralized by a FNMA security with a par value of $238,754, coupon rate of 3.242%, due 5/1/41, market value of $250,544)	245,501

	TOTAL REPURCHASE AGREEMENT (Cost $245,501)	245,501

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
405,196	State Street Navigator Securities Lending Prime Portfolio	405,196

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $405,196)	405,196

TOTAL INVESTMENTS (Cost $19,463,902)[3]	101.9%	$24,038,517
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)	(442,336)

NET ASSETS	100.0%	$23,596,181

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $19,983,453.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Japan — 27.3%
100	Accordia Golf Co, Ltd.	$1,307
11,900	Airport Facilities Co, Ltd.	93,178
4,500	Aoyama Trading Co, Ltd.	115,455
16,000	ASKA Pharmaceutical Co, Ltd.	126,985
36,000	Bank of Saga, Ltd. (The)	77,772
14,400	Belluna Co, Ltd.	69,172
17,000	Central Glass Co, Ltd.	53,458
300	Century Tokyo Leasing Corp.	8,738
13,300	DCM Holdings Co, Ltd.	89,126
300	Dunlop Sports Co, Ltd.	3,746
16,800	EDION Corp.	93,711
4,300	Foster Electric Co, Ltd.	69,228
1,300	Funai Electric Co., Ltd.	15,914
2,000	Fuso Pharmaceutical Industries, Ltd.	6,726
300	Geo Corp.	2,848
2	Global One Real Estate Investment Corp. REIT	13,766
1,200	Goldcrest Co, Ltd.	29,343
12,000	Gunze, Ltd.	31,196
9,500	Hakuto Co, Ltd.	94,105
23	Hankyu Reit, Inc. REIT	123,540
10,000	Hanwa Co, Ltd.	51,551
116	Heiwa Real Estate, Inc. REIT	92,639
41,000	Higashi-Nippon Bank, Ltd. (The)	104,767
195	Ichigo Real Estate Investment Corp. REIT	122,399
11,700	Inabata & Co, Ltd.	129,976
1,500	Itochu Enex Co, Ltd.	8,780
36,000	J-Oil Mills, Inc.	99,834
6,000	Japan Vilene Co, Ltd.	37,699
42,000	Kawasaki Kisen Kaisha, Ltd.	97,902
2,200	Keihin Corp.	32,628
7,500	Kohnan Shoji Co, Ltd.	78,594
62,000	Kurabo Industries, Ltd.	111,750
4,100	Kuroda Electric Co, Ltd.	62,750
42,000	Kyodo Printing Co, Ltd.	116,314
1,000	Kyudenko Corp.	7,902
200	Mars Engineering Corp.	3,816
10,000	Maruetsu, Inc. (The)	35,136
1,300	Marusan Securities Co, Ltd.	11,543
23,000	Maruzen Showa Unyu Co, Ltd.	74,449
47,000	Mie Bank, Ltd. (The)	103,535
6,600	Mimasu Semiconductor Industry Co, Ltd.	54,858
8,000	Mito Securities Co, Ltd.	36,076
35,000	Miyazaki Bank, Ltd. (The)	97,005
5,900	Nagase & Co, Ltd.	69,140

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

20,000	Nippon Flour Mills Co, Ltd.	$99,634
64,400	Nippon Light Metal Holdings Co, Ltd.	91,362
8,200	Nippon Paper Industries Co, Ltd.	147,590
42,000	Nippon Steel & Sumikin Bussan Corp.	159,415
14,200	Nipro Corp.	123,451
7,300	Nisshin Steel Holdings Co, Ltd.	77,454
28,000	Nissin Corp.	76,909
30,000	NS United Kaiun Kaisha, Ltd.[1]	78,959
9,900	Onoken Co, Ltd.	119,199
7,500	Otsuka Kagu, Ltd.	73,105
6,100	Paltac Corp.	81,509
30	Premier Investment Corp.	116,165
5,600	Ryosan Co, Ltd.	116,770
9,500	S Foods, Inc.	100,526
34,000	Sakai Chemical Industry Co, Ltd.	102,393
5,000	San-Ai Oil Co, Ltd.	24,128
17,000	Sanki Engineering Co, Ltd.	104,142
11,200	Sanoh Industrial Co, Ltd.	78,062
5,200	Sanshin Electronics Co, Ltd.	36,888
8,000	Seiko Epson Corp.	207,748
34,000	Sekisui Plastics Co, Ltd.	93,186
8,400	Senshukai Co, Ltd.	69,403
10,800	Shinko Shoji Co, Ltd.	95,257
1,900	Showa Corp.	25,093
1,900	Sodick Co, Ltd.	8,156
29,000	T RAD Co, Ltd.	77,790
1,400	Takaoka Toko Holdings Co, Ltd.	24,708
3,800	Tenma Corp.	52,346
6,000	Tochigi Bank, Ltd. (The)	23,387
2,000	Tokai Tokyo Financial Holdings, Inc.	17,462
11,000	Tokyo Energy & Systems, Inc.	56,129
29,000	Toyo Kohan Co, Ltd.	132,864
6,000	TSI Holdings Co, Ltd.	35,573
12,000	Uchida Yoko Co, Ltd.	33,351
4,700	UKC Holdings Corp.	75,798
18,000	UNY Co, Ltd.	107,917
3,500	Yachiyo Bank, Ltd. (The)	91,756
3,900	YAMABIKO Corp.	135,303
9,000	Yodogawa Steel Works, Ltd.	38,869
7,600	Yokohama Reito Co, Ltd.	59,264
19,000	Yurtec Corp.	65,937

		6,095,315

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	United Kingdom — 23.1%
17,808	African Barrick Gold PLC	$63,908
7,530	Amlin PLC	51,707
463	Anglo Pacific Group PLC	1,399
21,987	Avocet Mining PLC[1]	2,848
8,323	Balfour Beatty PLC	39,832
2,417	Bank of Georgia Holdings PLC	85,285
29,401	Barratt Developments PLC	182,787
4,330	BBA Aviation PLC	21,959
378	Beazley PLC	1,585
5,991	Bellway PLC	152,824
4,182	Berkeley Group Holdings PLC	177,464
917	Britvic PLC	10,445
16,002	Cable & Wireless Communications PLC	14,033
28,197	Cape PLC	124,226
27,133	Carillion PLC	151,882
11,253	Catlin Group, Ltd.	97,461
3,318	Chemring Group PLC	13,159
22,921	Chesnara PLC	129,995
11,837	Computacenter PLC	125,951
14,237	CSR PLC	154,547
9,087	Dairy Crest Group PLC	77,366
83,100	Debenhams PLC	100,996
1,428	Derwent London PLC REIT	58,439
4,875	Drax Group PLC	64,982
3,455	DS Smith PLC	18,604
14,735	Electrocomponents PLC	64,127
67,671	FirstGroup PLC[1]	147,889
2,185	Galliford Try PLC	42,001
262	Grafton Group PLC	2,560
4,161	Great Portland Estates PLC REIT	41,324
3,727	Greene King PLC	52,462
1,997	Halfords Group PLC	15,017
8,343	Hargreaves Services PLC	117,881
1,714	Helical Bar PLC	9,770
29,821	Henderson Group PLC	107,422
117,186	Highland Gold Mining, Ltd.	121,189
50,155	Home Retail Group PLC	147,431
1,268	Inchcape PLC	12,151
4,031	Intermediate Capital Group PLC	27,344
2,618	Interserve PLC	26,184
4,366	John Wood Group PLC	45,977
1,901	Kazakhmys PLC	5,547
10,852	Kcom Group PLC	17,597
3,214	Ladbrokes PLC	7,882

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

56,689	Lookers PLC	$117,887
104,256	Man Group PLC	139,594
8,884	Marston’s PLC	21,884
26,609	Mecom Group PLC	51,397
562	Millennium & Copthorne Hotels PLC	5,229
8,400	Mondi PLC	127,113
9,171	Morgan Sindall Group PLC	119,937
31,549	National Express Group PLC	151,110
20,678	Pace PLC	121,369
2,568	Pennon Group PLC	29,012
4,723	Persimmon PLC[1]	101,767
41,846	Petropavlovsk PLC	47,897
8,831	Phoenix Group Holdings	106,371
10,297	Playtech, Ltd.	116,700
27,449	Premier Oil PLC	122,256
76,018	Redefine International PLC	64,982
3,304	SIG PLC	10,629
19,232	Soco International PLC[1]	130,114
1,948	St Ives PLC	6,131
57,052	Stobart Group, Ltd.	125,910
6,639	Synergy Health PLC	140,571
8,418	Thomas Cook Group PLC[1]	24,877
29,365	Trinity Mirror PLC[1]	85,911
15,388	UDG Healthcare PLC	90,004
18,181	Vesuvius PLC	133,591
753	William Hill PLC	4,110
4,220	Workspace Group PLC REIT	37,669

		5,169,461

	Australia — 6.3%
117,666	Arrium, Ltd.	159,970
13,906	Bank of Queensland, Ltd.	138,678
97,263	Beach Energy, Ltd.	121,178
374	Boart Longyear, Ltd.	154
49,268	Challenger Diversified Property Group REIT	107,792
3,034	Challenger, Ltd.	15,908
17,819	Cromwell Property Group REIT	14,894
48,589	CSG, Ltd.[1]	39,646
1,247	David Jones, Ltd.	3,262
3,953	Downer EDI, Ltd.	17,030
841	Envestra, Ltd.	839
603,692	Grange Resources, Ltd.	142,419
36	GUD Holdings, Ltd.	198
1,456	Matrix Composites & Engineering, Ltd.[1]	1,402

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

62,935	Mount Gibson Iron, Ltd.	$57,640
105,443	NRW Holdings, Ltd.	115,663
162,700	Pacific Brands, Ltd.	86,854
11,568	Primary Health Care, Ltd.	50,250
44,957	Programmed Maintenance Services, Ltd.	121,225
51,290	Seven West Media, Ltd.	98,219
2,285	Sigma Pharmaceuticals, Ltd.	1,189
87,159	Southern Cross Media Group, Ltd.	119,652
4,404	Spark Infrastructure Group, 144A2	6,325

		1,420,387

	Germany — 5.6%
115	Aurubis AG	6,648
245	Bilfinger Berger SE	28,151
1,726	Cewe Stiftung & Co. KGAA	101,551
320	Deutsche Beteiligungs AG	9,573
5,279	Freenet AG1	160,957
67	Gerresheimer AG	4,504
2,242	Grammer AG	105,615
2,648	Indus Holding AG	104,953
73	Kloeckner & Co. SE1	1,088
839	Leoni AG	64,961
241	MLP AG	1,849
292	Prime Office AG1	1,122
1,852	Rheinmetall AG	118,551
2,946	Rhoen Klinikum AG	86,876
4,327	Sixt AG	141,852
2,888	Stada Arzneimittel AG	137,445
4,148	TUI AG1	70,602
603	VTG AG	11,646
5,448	Wacker Neuson SE	91,700

		1,249,644

	Sweden — 4.7%
7,997	B&B Tools AB	158,685
4,771	Bilia AB	121,783
3,481	Billerud AB	41,685
638	Holmen AB	22,023
24,439	Klovern AB	121,167
239	Lundbergforetagen AB	9,815
11,748	Meda AB	142,787
1,834	NCC AB	58,525
8,039	New Wave Group AB	44,052
5,924	Nolato AB	144,459

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Sweden — (Continued)

19,618	Peab AB	$121,693
6,483	SAS AB1	17,897
7,273	SSAB AB	51,423

		1,055,994

	France — 4.2%
5,774	Acanthe Developpement SA REIT	3,816
1,732	Altamir	25,218
255	ANF Immobilier REIT	8,185
243	Boiron SA	17,206
248	Bourbon SA	6,834
4,727	Cegid Group	171,496
2,285	Cie des Alpes	48,538
1,259	Ciments Francais SA	99,571
2,433	Credit Agricole Nord de France	51,354
2,290	Eiffage SA	132,952
2,258	Medica SA	64,644
32	Nexans SA	1,500
328	Nexity SA	13,098
1,730	Rallye SA	67,815
901	Seche Environnement SA	40,101
447	Societe Television Francaise 1	8,259
1,632	Valeo SA	182,107

		942,694

	Switzerland — 3.7%
6,855	Ascom Holding AG1	130,200
3,606	BKW SA	113,750
156	Galenica AG	148,588
283	Helvetia Holding AG	136,364
351	Implenia AG1	24,690
648	Siegfried Holding AG1	115,810
138	Valiant Holding AG	13,408
528	Valora Holding AG	135,902

		818,712

	Italy — 3.2%
28,152	A2A SPA	30,289
31,530	Banca Popolare di Milano Scarl[1]	19,023
216	Delclima[1]	358
7,575	ERG SPA	104,092
1,645	GTECH SPA	50,071
45,758	Immobiliare Grande Distribuzione REIT	60,480

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Italy — (Continued)

15,654	Iren SPA	$22,128
21,949	Italcementi SPA	112,156
7,102	Mediaset SPA[1]	36,120
26,963	Sogefi SPA	145,312
23,194	Unipol Gruppo Finanziario SPA	132,329

		712,358

	Hong Kong — 2.8%
132,000	Century City International Holdings, Ltd.	10,682
27,000	Champion REIT	11,524
510,000	CSI Properties, Ltd.	18,752
2,000	Dah Sing Financial Holdings, Ltd.	9,512
120,500	Dickson Concepts International, Ltd.	68,204
356,000	Emperor International Holdings	93,624
6,000	Luk Fook Holdings International, Ltd.	19,288
607,000	Pacific Andes International Holdings, Ltd.	25,056
11,000	Pacific Textile Holdings, Ltd.	15,613
34,000	Paliburg Holdings, Ltd.	10,941
22,000	Regal Hotels International Holdings, Ltd.	11,501
23,000	Regal Real Estate Investment Trust REIT	6,156
760,000	Samson Holding, Ltd.	109,733
92,000	SOCAM Development, Ltd.	88,942
14,000	Texwinca Holdings, Ltd.	13,420
405,600	VST Holdings, Ltd.	105,467
44,000	Win Hanverky Holdings, Ltd.	7,084

		625,499

	Singapore — 2.7%
111,000	AIMS AMP Capital Industrial REIT	125,323
44,000	Ascott Residence Trust REIT	40,838
52,000	China XLX Fertiliser, Ltd.	16,270
207,000	Chip Eng Seng Corp, Ltd.	112,562
129,000	GuocoLeisure, Ltd.	83,280
2,000	Ho Bee Land, Ltd.	3,139
26,000	Hong Fok Corp, Ltd.	13,644
424,000	K1 Ventures, Ltd.	62,848
70,000	Lippo Malls Indonesia Retail Trust REIT	22,335
2,000	Metro Holdings, Ltd.	1,338
30,000	QAF, Ltd.	18,849
65,000	Rotary Engineering, Ltd.	32,105

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Singapore — (Continued)

12,000	Swiber Holdings, Ltd.	$5,969
2,000	Wheelock Properties Singapore, Ltd.	2,470
48,000	Wing Tai Holdings, Ltd.	65,016

		605,986

	Norway — 2.6%
3,247	Atea ASA	30,017
17,125	Austevoll Seafood ASA	99,063
83,685	BW Offshore, Ltd.	92,075
1,289	Fred Olsen Energy ASA	46,706
37,748	Kvaerner ASA	72,385
1,779	Leroey Seafood Group ASA	53,923
15,051	SpareBank 1 SMN	141,063
5,798	Storebrand ASA[1]	34,635
1,120	Wilh Wilhelmsen ASA	10,214

		580,081

	Denmark — 2.0%
278	D/S Norden	12,990
1,478	Dfds AS	111,937
198	FLSmidth & Co. AS	10,570
462	GN Store Nord AS	10,972
495	IC Companys AS	13,645
2,000	NKT Holding AS	116,359
3,092	Schouw & Co.	135,888
469	Solar AS	30,349

		442,710

	Spain — 1.9%
8,500	Abengoa SA	28,070
316	Acciona SA	20,938
5,227	Bankinter SA	39,031
310	Bolsas y Mercados Espanoles SA	12,119
6,880	CaixaBank	42,166
6,629	Cie Automotive SA	68,440
5,977	Ebro Foods SA	132,304
113	Indra Sistemas SA	2,001
17,383	Papeles y Cartones de Europa SA	91,525

		436,594

	Belgium — 1.7%
391	Arseus N.V.	13,965
835	Barco N.V.	63,246

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Belgium — (Continued)

333	Elia System Operator SA	$15,330
1,115	Gimv N.V.	55,430
2,774	N.V. Bekaert SA	95,492
14,084	Recticel SA	129,349
16	Tessenderlo Chemie N.V.	416

		373,228

	Finland — 1.6%
589	Atria PLC	6,220
310	Caverion Corp.[1]	3,019
5,805	Cramo OYJ	115,049
32,714	Oriola-KD OYJ	116,039
8,573	Sanoma OYJ	67,587
8,010	Technopolis PLC	49,038
310	YIT OYJ	3,893

		360,845

	Netherlands — 1.4%
144	APERAM[1]	2,583
610	ASM International N.V.	20,394
8,414	BE Semiconductor Industries N.V.	97,842
10,763	BinckBank N.V.	119,840
712	Heijmans N.V.	11,589
928	Nieuwe Steen Investments N.V. REIT	5,508
1,224	Royal Imtech N.V.[1]	3,490
834	USG People N.V.	13,066
708	Vastned Retail N.V.	33,887

		308,199

	Israel — 1.3%
4,901	Clal Insurance Enterprises Holdings, Ltd.	88,657
13,840	Discount Investment Corp.[1]	101,909
11,697	Jerusalem Economy, Ltd.	100,667

		291,233

	Austria — 0.9%
8,008	Austria Technologie & Systemtechnik AG	87,591
1,066	EVN AG	16,606
13,477	S IMMO AG1	95,884
35	Strabag SE	1,043

		201,124

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	New Zealand — 0.9%
65,148	Air New Zealand, Ltd.	$89,945
98,277	New Zealand Oil & Gas, Ltd.	61,286
4,546	Nuplex Industries, Ltd.	12,343
9,294	SKYCITY Entertainment Group, Ltd.	29,090

		192,664

	Ireland — 0.7%
11,075	Aer Lingus Group PLC	21,509
184	C&C Group PLC	1,042
1,179	Smurfit Kappa Group PLC	27,607
87,706	Total Produce PLC	105,277

		155,435

	Portugal — 0.6%
9,494	Mota-Engil SGPS SA	59,748
22,815	Sonaecom — SGPS SA	73,080

		132,828

	TOTAL COMMON STOCKS (Cost $19,390,435)	22,170,991

PREFERRED STOCKS — 0.7%

	Germany — 0.0%
37	Jungheinrich AG, 1.59%	2,694

	Italy — 0.7%
29,597	Unipol Gruppo Finanziario SPA, 4.35%	150,565

	TOTAL PREFERRED STOCKS (Cost $102,011)	153,259

MUTUAL FUND — 0.0%

	Australia — 0.0%
197	Australian Infrastructure Fund	1

	TOTAL MUTUAL FUND (Cost $459)	1

RIGHTS — 0.0%

	Germany — 0.0%
292	Prime Office AG (Expires 02/11/14)[1]	12

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Shares		Value

RIGHTS — (Continued)

	Portugal — 0.0%
9,494	Mota-Engil SGPS SA (Expires 12/31/49)[1,3]	$4,246

	TOTAL RIGHTS (Cost $—)	4,258

Face
Amount

REPURCHASE AGREEMENTS* — 0.2%
$38,962	With State Street Bank and Trust Co., dated 1/31/14, 0.01%, principal and interest in the amount of $38,962, due 2/3/14, (collateralized by a FNMA security with a par value of $38,960, coupon rate of 3.037%, due 1/1/42, market value of $39,840)	38,962

	TOTAL REPURCHASE AGREEMENTS (Cost $38,962)	38,962

TOTAL INVESTMENTS (Cost $19,531,867)[4]	100.1%	$22,367,471
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(13,430)

NET ASSETS	100.0%	$22,354,041

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Security is fair valued by management.
[4]	Aggregate cost for federal tax purposes was $19,601,100.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 92.1%

	South Korea — 17.9%
22,100	BS Financial Group, Inc.	$325,002
590	Chongkundang Holdings Corp.	24,942
8,000	Daekyo Co, Ltd.	55,442
700	Daewoong Co, Ltd.	26,111
461	Daewoong Pharmaceutical Co, Ltd.	32,056
7,140	Daishin Securities Co, Ltd.	50,516
4,320	DGB Financial Group, Inc.	66,898
212	Dong-A Socio Holdings Co, Ltd.	25,128
5,360	Dongbu Insurance Co, Ltd.	266,894
4,510	Dongyang Mechatronics Corp.	43,731
409	E1 Corp.	25,448
4,061	Eugene Technology Co, Ltd.	69,712
664	Hanil Cement Co, Ltd.	55,970
1,461	Hankook Tire Co, Ltd.	83,634
3,638	Hankook Tire Worldwide Co, Ltd.	71,560
1,540	Hanwha Corp.	51,824
16,630	Hitejinro Holdings Co., Ltd.	177,807
4,080	Hwa Shin Co, Ltd.	41,376
13,280	Hynix Semiconductor, Inc.[1]	462,727
1,050	Hyundai Corp.	32,440
9,710	Hyundai Marine & Fire Insurance Co, Ltd.	278,809
1,031	Hyundai Mobis	295,287
3,357	Hyundai Motor Co.	728,554
19,780	Industrial Bank of Korea	228,295
3,760	IS Dongseo Co., Ltd.[1]	57,818
5,230	JB Financial Group Co, Ltd.[1]	33,541
2,343	KH Vatec Co, Ltd.[1]	54,879
8,840	Kia Motors Corp.	441,056
950	KISWIRE, Ltd.	31,275
317	Korea Petrochemical Ind Co, Ltd.[1]	22,097
26,111	Korea Real Estate Investment Trust Co.[1]	40,490
4,845	Korean Reinsurance Co.	50,914
580	KPX Chemical Co, Ltd.	35,601
402	KyungDong City Gas Co, Ltd.	36,803
1,100	LG Fashion Corp.	29,946
2,320	LIG Insurance Co, Ltd.	67,898
2,000	Meritz Fire & Marine Insurance Co, Ltd.	27,942
20,900	Meritz Securities Co, Ltd.	34,535
8,620	Moorim P&P Co, Ltd.	40,334
14,444	Muhak Co, Ltd.	249,755
1,660	Nong Shim Holdings Co, Ltd.	129,965
3,604	Partron Co, Ltd.	44,980
1,665	Pyeong Hwa Automotive Co, Ltd.	32,370
6,650	S&T Dynamics Co, Ltd.	74,038

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

1,920	S&T Motiv Co, Ltd.	$49,410
661	Samchully Co, Ltd.	74,838
1,734	Samsung Electronics Co., Ltd	2,053,417
3,201	Samyang Holdings Corp.	204,734
1,760	Seah Besteel Corp.	38,585
340	SeAH Holdings Corp.	29,415
656	SeAH Steel Corp.	49,932
398	Seoul City Gas Co, Ltd.	42,250
942	SK Gas, Ltd.	63,495
1,614	SK Holdings Co., Ltd.	268,767
9,200	SK Telecom Co., Ltd., ADR	201,848
3,230	SL Corp.	51,766
877	Soulbrain Co, Ltd.	33,480
1,307	Sung Kwang Bend Co, Ltd.	27,705
2,294	Sungwoo Hitech Co, Ltd.	32,811
8,880	Taeyoung Engineering & Construction Co, Ltd.	44,790
3,160	Tongyang Life Insurance	31,990
616	Unid Co, Ltd.	34,531
1,250	Woori Financial Co, Ltd.	24,408

		8,414,572

	China — 16.3%
76,000	Agile Property Holdings, Ltd.	69,602
588,000	Agricultural Bank of China, Ltd.	256,690
122,000	Anhui Expressway Co.	62,528
1,316,000	Bank of China, Ltd.	555,457
275,000	Bank of Communications Co, Ltd.	178,272
124,000	Baoye Group Co., Ltd.	78,900
72,000	Beijing Capital Land, Ltd.	24,545
116,000	Beijing North Star Co, Ltd. — Class H	24,429
158,000	Central China Real Estate, Ltd.	46,559
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
126,000	China BlueChemical, Ltd.	69,244
843,000	China Citic Bank Corp, Ltd.	403,283
228,000	China Communications Construction Co., Ltd.	165,921
1,144,000	China Construction Bank Corp.	792,501
503,500	China Hongqiao Group, Ltd.	315,374
428,000	China Lumena New Materials Corp.	75,385
106,000	China Merchants Bank Co, Ltd.	186,710
296,000	China Minsheng Banking Corp, Ltd.	289,045
54,000	China Mobile, Ltd.	515,633
12,000	China Oriental Group Co., Ltd.[1]	1,978
6,980	China Petroleum & Chemical Corp., ADR	550,233
120,500	China Railway Construction Corp, Ltd.	100,993

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

51,000	China Sanjiang Fine Chemicals Co, Ltd.	$23,868
112,000	China SCE Property Holdings, Ltd.	24,705
5,700	China Yuchai International, Ltd.	121,125
208,000	Chongqing Rural Commercial Bank	88,017
272,000	CNOOC, Ltd.	422,501
147,000	Country Garden Holdings Co.	79,944
56,000	Datang International Power Generation Co, Ltd.	22,420
74,000	Dongfeng Motor Group Co, Ltd.	108,959
221,000	Evergrande Real Estate Group, Ltd.	88,413
450,000	Fantasia Holdings Group Co, Ltd.	76,184
27,000	Great Wall Motor Co, Ltd.	128,456
43,200	Guangzhou R&F Properties Co, Ltd.	57,539
81,000	Hainan Meilan International Airport Co, Ltd.	71,900
116,000	Huadian Power International Corp, Ltd. — Class H	48,134
198,000	Huaneng Power International, Inc.	185,120
1,500	Huaneng Power International, Inc., Sponsored ADR	54,960
1,188,000	Industrial & Commercial Bank of China	733,996
118,000	Kaisa Group Holdings, Ltd.[1]	35,019
112,000	Nanjing Panda Electronics Co, Ltd. — Class H	54,610
176,000	Shenzhen Expressway Co, Ltd.	77,956
14,500	Shimao Property Holdings, Ltd.	31,634
174,000	Sichuan Expressway Co, Ltd.	47,871
110,000	Sunac China Holdings, Ltd.	65,911
80,000	Travelsky Technology, Ltd.	84,227
100,000	Weiqiao Textile Co.	53,757
196,000	Xiamen International Port Co, Ltd.	25,835
287,000	Youyuan International Holdings, Ltd.	78,766
108,000	Yuzhou Properties Co.	23,617

		7,678,726

	Taiwan — 12.4%
22,000	A-DATA Technology Co, Ltd.	49,443
46,000	Ability Enterprise Co, Ltd.	29,303
106,000	Accton Technology Corp.	57,268
357,000	Advanced Semiconductor Engineering, Inc.	327,111
52,000	AmTRAN Technology Co, Ltd.	33,530
402	Ardentec Corp.	331
55,000	Catcher Technology Co, Ltd.	364,825
80,000	Cathay Real Estate Development Co, Ltd.	47,798
173,200	Cheng Loong Corp.	81,342
59,339	Chimei Materials Technology Corp.	78,152
19,000	Chin-Poon Industrial Co.	31,415
283,000	China Bills Finance Corp.	109,286
490	China Development Financial Holding Corp.	143

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

35,000	China Metal Products	$42,758
32,000	China Synthetic Rubber Corp.	29,488
2,800	ChipMOS TECHNOLOGIES Bermuda, Ltd.	53,088
83,000	Chung Hsin Electric & Machinery Manufacturing Corp.	54,934
115,000	Compeq Manufacturing Co, Ltd.	63,935
147,000	Continental Holdings Corp.	52,635
74,000	Coretronic Corp.	68,549
16,960	Cyberlink Corp.	48,085
53,940	Elitegroup Computer Systems Co, Ltd.	31,754
30,000	Everlight Electronics Co, Ltd.	71,314
38,000	Farglory Land Development Co, Ltd.	60,859
84,000	Formosan Rubber Group, Inc.	77,051
44,000	Gigabyte Technology Co, Ltd.	58,067
54,000	Grand Pacific Petrochemical	39,105
68,000	Greatek Electronics, Inc.[1]	64,849
152,000	Hey Song Corp.	157,641
32,000	Highwealth Construction Corp.	64,139
33,600	Holy Stone Enterprise Co, Ltd.	46,596
27,330	Hon Hai Precision Industry Co, Ltd.	76,349
21,020	Huaku Development Co., Ltd.	51,501
42,000	Hung Poo Real Estate Development Corp.	40,515
373,000	Inotera Memories, Inc.[1]	286,693
306,000	Inventec Corp.	282,317
29,000	Kindom Construction Co.	29,307
97,000	King Yuan Electronics Co, Ltd.	66,263
40,000	King’s Town Bank	38,958
17,000	Kingcan Holdings, Ltd.	46,252
165,000	Kinpo Electronics	61,146
165,000	Lealea Enterprise Co., Ltd.	58,574
304,000	Lien Hwa Industrial Corp.	193,151
61,000	Long Chen Paper Co, Ltd.	31,542
179,000	Masterlink Securities Corp.	61,149
108,000	Micro-Star International Co, Ltd.	93,962
53,000	Nien Hsing Textile Co, Ltd.	52,488
105,000	Pegatron Corp.	137,218
339	Radiant Opto-Electronics Corp.	1,471
28,000	Ruentex Development Co, Ltd.	49,142
66,000	San Fang Chemical Industry Co, Ltd.	64,807
159,000	Shinkong Synthetic Fibers Corp.	52,045
64,000	Sigurd Microelectronics Corp.	60,281
73,000	Siliconware Precision Industries Co.	87,949
552,032	SinoPac Financial Holdings Co, Ltd.	257,208
7,700	TA Chen Stainless Pipe[1]	3,564
25,000	Taiflex Scientific Co, Ltd.	46,185

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

901,766	Taishin Financial Holding Co., Ltd.	$425,740
37,200	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	629,424
45,000	Taiwan Styrene Monomer[1]	32,396
8,000	Tong Hsing Electronic Industries, Ltd.	41,000
110	TSRC Corp.	156
66,000	Vanguard International Semiconductor Corp.	72,219
452	Wistron Corp.	373
23,000	Wistron NeWeb Corp.	58,730
108,075	Yuen Foong Yu Paper Manufacturing Co., Ltd.	51,818

		5,836,687

	Russia — 9.0%
140,100	Aeroflot — Russian Airlines OJSC	330,632
47,020	Bank St Petersburg OJSC	52,502
56,470	Gazprom Neft JSC	226,988
143,349	Gazprom OAO, ADR	1,180,483
7,654,000	Interregional Distribution Grid Co. Centre JSC	45,694
15,570,000	Interregional Distribution Network Co. Center and Privolzhya OJSC	30,984
19,500	Kamaz OJSC	25,771
14,863	Lukoil OAO, ADR	843,828
1,673	Magnit OJSC, GDR	88,076
60,800	Nizhnekamskneftekhim OAO	40,971
57,900	Protek	77,261
42,150	Sberbank of Russia	114,941
20,989	Sistema JSFC, Sponsored GDR	565,690
110	Slavneft-Megionneftegaz	1,783
99,800	Surgutneftegas OJSC	76,461
11,300	VimpelCom, Ltd., ADR	109,497
306,430,000	VTB Bank OJSC	395,295

		4,206,857

	Brazil — 7.5%
653	Banco ABC Brasil SA1,3	3,228
56,500	Banco do Brasil SA	485,995
26,085	Cia Energetica de Minas Gerais, Sponsored ADR	150,510
20,800	Cia Providencia Industria e Comercio SA	70,676
24,400	EDP — Energias do Brasil SA	97,570
27,900	Eternit SA	92,407
28,900	Even Construtora e Incorporadora SA	85,607
10,600	Ez Tec Empreendimentos e Participacoes SA	118,037
170,700	JBS SA	595,276
22,300	Light SA	176,488

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

3,400	Minerva SA1	$15,470
36,000	Petroleo Brasileiro SA, ADR	428,400
24,800	Petroleo Brasileiro SA, Sponsored ADR	278,008
39,700	Porto Seguro SA	463,091
20,100	Rodobens Negocios Imobiliarios SA	87,871
500	Santos Brasil Participacoes SA	3,384
15,000	Sao Martinho SA	153,776
28,200	Tecnisa SA1	90,679
126,000	Tereos Internacional SA	111,211
1,800	Vale SA, Sponsored ADR	24,480

		3,532,164

	South Africa — 5.9%
37,521	Emira Property Fund REIT	43,121
96,433	Eqstra Holdings, Ltd.	59,970
81,231	FirstRand, Ltd.	228,424
300	Gold Fields, Ltd., Sponsored ADR	1,044
16,132	Imperial Holdings, Ltd.	268,968
12,918	Investec, Ltd.	82,753
25,551	Lewis Group, Ltd.	138,003
26,522	Liberty Holdings, Ltd.	273,329
3,280	Mondi, Ltd.	49,849
24,882	MTN Group, Ltd.	444,327
585	Naspers, Ltd.	60,183
852	Nedbank Group, Ltd.	14,849
43,414	Peregrine Holdings, Ltd.	63,452
30,010	Raubex Group, Ltd.	61,848
39,556	RMB Holdings, Ltd.	153,258
14,100	Sasol, Ltd., Sponsored ADR	679,479
48,069	Sibanye Gold, Ltd.	68,196
75	Sibanye Gold, Ltd., ADR	433
20,154	Telkom SA SOC, Ltd.[1]	54,905

		2,746,391

	Poland — 4.9%
716	Asseco Poland SA	10,434
104,294	Bank Millennium SA1	268,075
1,140	Firma Oponiarska Debica SA	35,770
50,689	Getin Holding SA	64,950
3,696	ING Bank Slaski SA1	140,124
6,716	KGHM Polska Miedz SA	232,789
21,527	Netia SA1	33,226
9,719	PGE SA	50,785
147,187	Polskie Gornictwo Naftowe i Gazownictwo SA	216,172

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Poland — (Continued)

4,520	Powszechny Zaklad Ubezpieczen SA	$590,832
355,583	Tauron Polska Energia SA	481,777
5,046	Warsaw Stock Exchange	62,666
13,368	Zespol Elektrowni Patnow Adamow Konin SA1	98,564

		2,286,164

	Hong Kong — 4.6%
114,000	AMVIG Holdings, Ltd.	45,519
452,000	China Aoyuan Property Group, Ltd.	89,694
36,600	China Metal Recycling Holdings, Ltd.[1,2,3]	—
100,000	China Power International Development, Ltd.	33,638
34,000	China Resources Power Holdings Co, Ltd.	80,835
1,600	China Unicom Hong Kong, Ltd., ADR	20,864
166,000	CIFI Holdings Group Co, Ltd.	34,089
67,000	Clear Media, Ltd.	61,272
304,000	Future Land Development Holdings, Ltd.	33,867
60,000	Geely Automobile Holdings, Ltd.	24,519
1,716,000	GOME Electrical Appliances Holding, Ltd.	295,217
91,500	Greentown China Holdings, Ltd.	129,927
135,000	Huabao International Holdings, Ltd.	68,705
162,000	Ju Teng International Holdings, Ltd.	107,387
96,500	KWG Property Holding, Ltd.	50,418
230,000	Prince Frog International Holdings, Ltd.	73,849
651,000	Real Nutriceutical Group, Ltd.	139,545
203,000	Regent Manner International Holdings, Ltd.	32,792
55,000	Road King Infrastructure, Ltd.	50,335
64,000	Shenzhen Investment, Ltd.	22,831
182,000	SinoMedia Holding, Ltd.	125,654
27,000	Springland International Holdings, Ltd.	12,489
6,000	Tencent Holdings, Ltd.	420,272
600	Tonly Electronics Holdings, Ltd.[1]	477
484,000	Trigiant Group, Ltd.	137,397
48,000	Wasion Group Holdings, Ltd.	28,952
49,000	Xingda International Holdings, Ltd.	26,697

		2,147,241

	Malaysia — 4.4%
15,700	AEON Credit Service M Bhd	61,222
45,100	Affin Holdings BHD	55,418
31,700	AMMB Holdings Bhd	69,346
33,400	APM Automotive Holdings BHD	59,484
43,300	Coastal Contracts BHD	49,887
38,000	Faber Group BHD	29,413
87,980	HAP Seng Consolidated BHD	72,168

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

56,900	Hock Seng LEE BHD	$30,491
45,600	Hong Leong Industries BHD	73,531
10,900	JT International Bhd	21,106
14,200	Keck Seng Malaysia Bhd	26,116
34,000	KrisAssets Holdings Bhd[1,2,3]	—
123,519	Mah Sing Group BHD	76,166
94,650	Malaysia Building Society	60,639
56,900	Matrix Concepts Holdings Bhd	60,858
91,000	Media Prima Bhd	64,990
8,300	MISC Bhd[1]	14,887
18,900	MSM Malaysia Holdings Bhd	27,956
90,100	Mudajaya Group Bhd	70,439
51,000	Muhibbah Engineering M Bhd	36,549
122,800	OSK Holdings BHD	59,184
26,600	POS Malaysia BHD	44,494
46,800	Press Metal Bhd	32,711
29,600	Puncak Niaga Holdings Bhd	26,012
38,000	Scientex BHD	56,776
160,500	Scomi Energy Services Bhd[1]	39,883
86,500	Star Publications Malaysia Bhd	56,470
76,200	Sunway Bhd	61,663
50,900	Supermax Corp. Bhd	44,232
288,500	TA Enterprise Bhd	64,113
394,400	TA Global Bhd	34,688
27,200	Tan Chong Motor Holdings Bhd	46,329
102,100	Tenaga Nasional BHD	359,948
206,500	Tropicana Corp. Bhd	75,266
133,900	UOA Development Bhd	73,961
84,300	YTL Hospitality REIT	25,191

		2,061,587

	India — 2.0%
1,315	GAIL India, Ltd., GDR	44,881
2,100	Infosys Technologies, Ltd., Sponsored ADR	123,018
5,158	Reliance Industries, Ltd., GDR, 144A4	135,411
20,700	Tata Motors, Ltd., ADR	576,495
14,000	Tata Steel, Ltd., GDR	79,100

		958,905

	Thailand — 2.0%
61,800	Amata Corp. PCL	23,215
84,000	AP Thailand PCL — Class F	11,044
3,400	Bangchak Petroleum PCL	2,755
26,100	Bangkok Expressway PCL	25,301

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Thailand — (Continued)

1,900	Bangkok Insurance PCL — Class F	$21,584
387,200	CalComp Electronics Thailand PCL — Class F	33,313
53,400	Delta Electronics Thailand PCL	85,738
41,000	Hana Microelectronics PCL — Class F	30,803
14,200	Kiatnakin Bank PCL — Class C	16,024
207,475	Krung Thai Bank PCL	104,963
42,200	Maybank Kim Eng Securities Thailand PCL	28,253
4,700	MBK PCL — Class F	18,438
42,900	Nok Airlines PCL	22,873
58,800	Pruksa Real Estate PCL — Class F	31,351
39,343	PTT Exploration & Production PCL	182,353
45,800	PTT Global Chemical PCL — Class F	98,856
10,100	PTT PCL	84,369
2,700	PTT PCL / Foreign	22,575
359,000	Quality Houses PCL — Class F	27,841
31,200	Sriracha Construction PCL — Class F	31,900
58,600	Supalai PCL	28,404
20,000	Thanachart Capital PCL	18,782

		950,735

	Greece — 1.7%
8,523	Aegean Airlines SA1	82,534
3,000	Aegean Marine Petroleum Network, Inc.	27,300
6,373	Athens Water Supply & Sewage Co. SA (The)	65,415
24,043	Hellenic Telecommunications Organization SA1	351,484
8,971	Metka SA	143,067
9,700	Navios Maritime Holdings, Inc.	91,956
1,909	Public Power Corp.	25,574

		787,330

	Turkey — 0.8%
42,141	Eregli Demir ve Celik Fabrikalari TAS	50,659
32,166	Is Yatirim Menkul Degerler AS	16,536
40,296	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	52,228
1,753	Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,399
100,688	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	30,301
13,000	Turkcell Iletisim Hizmetleri AS, ADR[1]	161,850
11,464	Turkiye Halk Bankasi AS	56,787

		369,760

	Hungary — 0.8%
20,091	OTP Bank PLC	367,725

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Czech Republic — 0.8%
13,482	CEZ AS	$340,792
90	Komercni Banka AS	19,524

		360,316

	Mexico — 0.6%
5,000	America Movil SAB de CV Series L, Sponsored ADR	106,300
4,200	Industrias Bachoco SAB de CV, ADR	177,996

		284,296

	Peru — 0.4%
75,567	Cia Minera Milpo SAA[1]	53,805
240,720	Minsur SA	137,286

		191,091

	Singapore — 0.1%
157,000	Nam Cheong, Ltd.	39,172

	Egypt — 0.0%
1,620	Glaxo Smith Kline	3,397
52,721	Orascom Telecom Media And Technology Holding SAE	9,033

		12,430

	Indonesia — 0.0%
200	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	7,254

	Colombia — 0.0%
200	Ecopetrol SA, Sponsored ADR	6,852

	TOTAL COMMON STOCKS (Cost $42,650,240)	43,246,255

PREFERRED STOCKS — 7.8%

	Brazil — 5.4%
7,600	AES Tiete SA, 14.10%	59,458
24,688	Banco ABC Brasil SA, 4.95%	121,600
18,400	Banco do Estado do Rio Grande do Sul, 6.36%	80,058
17,200	Banco Pine SA, 10.73%	57,517
6,800	Bradespar SA, 6.16%	62,543
3,400	Centrais Eletricas de Santa Catarina SA, 8.66%	21,514
1,400	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR, 0.59%	53,578
11,000	Cia Energetica de Sao Paulo, 6.33%	105,157

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Shares		Value

PREFERRED STOCKS — (Continued)
	Brazil — (Continued)

14,800	Cia Paranaense de Energia, 6.61%	$170,676
22,500	Contax Participacoes SA, 4.78%	32,819
24,070	Itau Unibanco Holding SA, ADR, 3.41%	294,617
169,571	Itausa — Investimentos Itau SA, 3.75%	588,437
8,600	Parana Banco SA, 6.19%	39,200
10,700	Saraiva SA Livreiros Editores, 4.65%	88,266
62,400	Vale SA, ADR, 6.71%	766,272

		2,541,712

	Russia — 2.3%
232	AK Transneft OAO, 0.86%	528,923
783,800	Surgutneftegas OJSC, 6.11%	564,948

		1,093,871

	South Korea — 0.1%
349	LG Chem, Ltd., 3.05%	43,234

	TOTAL PREFERRED STOCKS (Cost $4,121,345)	3,678,817

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	100
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	245

		345

	TOTAL WARRANTS (Cost $—)	345

TOTAL INVESTMENTS (Cost $46,771,585)[5]	99.9%	$46,925,417
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	60,947

NET ASSETS	100.0%	$46,986,364

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Illiquid security.
[3]	Security is fair valued by management.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[5]	Aggregate cost for federal tax purposes was $46,896,736.
Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. As of the date hereof, Class I shares have not been issued.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2. In that regard, at January 31, 2014 substantially all foreign equity securities held by the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund were fair valued using valuations provided by an independent valuation service.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2014. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at January 31, 2014.

Securities in the International Fund, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund with a value of $54,728,145, $22,666,085, $16,913,238 and $30,891,364, respectively, transferred from Level 1 to Level 2 due to substantially all foreign equity securities being fair valued using valuations provided by an independent valuation service. Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$18,739,704	$—	$18,739,704
Federal Home Loan Mortgage Corporation	—	20,055,871	—	20,055,871

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Federal National Mortgage Association	$—	$5,654,605	$—	$5,654,605

Total Agency Notes	—	44,450,180	—	44,450,180

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	30,679,024	—	30,679,024
Federal National Mortgage Association	—	91,255,823	—	91,255,823
Government National Mortgage Association	—	6,722,566	—	6,722,566

Total Mortgage-Backed Securities	—	128,657,413	—	128,657,413

Corporate Notes	—	136,994,584	—	136,994,584
US Treasury Notes/Bonds	—	62,444,016	—	62,444,016
Municipal Bonds	—	8,482,029	—	8,482,029
Repurchase Agreements	—	6,623,587	—	6,623,587
Investment of Security Lending Collateral	—	34,404,198	—	34,404,198

Total Investments	—	422,056,007	—	422,056,007

Total	$—	$422,056,007	$—	$422,056,007

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$—	$10,247,281	$—	$10,247,281
United Kingdom	—	9,916,657	—	9,916,657
Germany	—	5,557,815	—	5,557,815
Switzerland	—	5,054,369	—	5,054,369
France	—	4,980,597	—	4,980,597
Netherlands	—	2,404,337	—	2,404,337
South Korea	114,835	1,731,811	—	1,846,646
Hong Kong	—	1,392,122	—	1,392,122
Australia	—	1,341,151	—	1,341,151
Singapore	—	1,208,173	—	1,208,173
Sweden	—	676,075	—	676,075
Italy	—	565,350	—	565,350

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
China	$—	$560,515	$—	$560,515
Taiwan	531,288	—	—	531,288
Denmark	530,753	—	—	530,753
Brazil	529,527	—	—	529,527
Norway	—	510,916	—	510,916
Malaysia	—	418,118	—	418,118
Spain	—	257,341	—	257,341
Finland	—	223,117	—	223,117

Total Common Stocks	1,706,403	47,045,745	—	48,752,148

Repurchase Agreements	—	489,752	—	489,752
Investment of Security Lending Collateral	—	1,675,483	—	1,675,483

Total Investments	1,706,403	49,210,980	—	50,917,383

Total	$1,706,403	$49,210,980	$—	$50,917,383

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$—	$4,865,321	$—	$4,865,321
United Kingdom	—	4,715,839	—	4,715,839
Germany	—	2,691,587	—	2,691,587
France	—	2,434,822	—	2,434,822
Switzerland	—	2,330,971	—	2,330,971
Netherlands	—	1,166,674	—	1,166,674
South Korea	64,523	822,077	—	886,600
Hong Kong	—	759,734	—	759,734
Australia	—	667,107	—	667,107
Singapore	—	543,320	—	543,320
Sweden	—	299,843	—	299,843
China	—	286,550	—	286,550
Taiwan	285,948	—	—	285,948
Norway	—	274,260	—	274,260
Italy	—	267,827	—	267,827
Brazil	260,166	—	—	260,166

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Denmark	$255,564	$—	$—	$255,564
Malaysia	—	166,401	—	166,401
Spain	—	121,917	—	121,917
Finland	—	107,369	—	107,369

Total Common Stocks	866,201	22,521,619	—	23,387,820

Repurchase Agreements	—	245,501	—	245,501
Investment of Security Lending Collateral	—	405,196	—	405,196

Total Investments	866,201	23,172,316	—	24,038,517

Total	$866,201	$23,172,316	$—	$24,038,517

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$—	$6,095,315	$—	$6,095,315
United Kingdom	890,669	4,278,792	—	5,169,461
Australia	109,194	1,311,193	—	1,420,387
Germany	89,847	1,159,797	—	1,249,644
Sweden	202,737	853,257	—	1,055,994
France	448,526	494,168	—	942,694
Switzerland	113,750	704,962	—	818,712
Italy	60,480	651,878	—	712,358
Hong Kong	22,697	602,802	—	625,499
Singapore	—	605,986	—	605,986
Norway	10,214	569,867	—	580,081
Denmark	155,931	286,779	—	442,710
Spain	68,440	368,154	—	436,594
Belgium	55,430	317,798	—	373,228
Finland	125,278	235,567	—	360,845
Netherlands	—	308,199	—	308,199
Israel	—	291,233	—	291,233
Austria	105,240	95,884	—	201,124
New Zealand	—	192,664	—	192,664
Ireland	127,828	27,607	—	155,435

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Portugal	$—	$132,828	$—	$132,828

Total Common Stocks	2,586,261	19,584,730	—	22,170,991

Preferred Stocks
Germany	—	2,694	—	2,694
Italy	—	150,565	—	150,565

Total Preferred Stocks	—	153,259	—	153,259

Mutual Funds
Australia	1	—	—	1

Total Mutual Funds	1	—	—	1

Rights
Germany	12	—	—	12
Portugal	—	—	4,246	4,246

Total Rights	12	—	4,246	4,258

Repurchase Agreements	—	38,962	—	38,962

Total Investments	2,586,274	19,776,951	4,246	22,367,471

Total	$2,586,274	$19,776,951	$4,246	$22,367,471

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
South Korea	$455,768	$7,958,804	$—	$8,414,572
China	807,196	6,871,530	0	7,678,726
Taiwan	1,079,059	4,757,628	—	5,836,687
Russia	109,497	4,097,360	—	4,206,857
Brazil	1,974,970	1,557,194	—	3,532,164
South Africa	909,347	1,837,044	—	2,746,391
Poland	274,458	2,011,706	—	2,286,164
Hong Kong	154,829	1,992,412	0	2,147,241
Malaysia	301,832	1,759,755	0	2,061,587
India	823,494	135,411	—	958,905
Thailand	866,366	84,369	—	950,735

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Greece	$201,790	$585,540	$—	$787,330
Turkey	214,078	155,682	—	369,760
Hungary	—	367,725	—	367,725
Czech Republic	—	360,316	—	360,316
Mexico	284,296	—	—	284,296
Peru	191,091	—	—	191,091
Singapore	—	39,172	—	39,172
Egypt	3,397	9,033	—	12,430
Indonesia	7,254	—	—	7,254
Colombia	6,852	—	—	6,852

Total Common Stocks	8,665,574	34,580,681	0	43,246,255

Preferred Stocks
Brazil	1,659,352	882,360	—	2,541,712
Russia	528,923	564,948	—	1,093,871
South Korea	—	43,234	—	43,234

Total Preferred Stocks	2,188,275	1,490,542	—	3,678,817

Warrants
Malaysia	345	—	—	345

Total Warrants	345	—	—	345

Total Investments	10,854,194	36,071,223	0	46,925,417

Total	$10,854,194	$36,071,223	$0	$46,925,417

The following tables include roll-forwards of the amounts for the period ended January 31, 2014 for long-term investments classified within Level 3.

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	January 31,	January 31,
Securities	2013	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2014	2014
COMMON STOCK
Japan	$57,564	$0	$0	$(16,752)	$0	$(40,812)	$0	$0	$0
RIGHTS
Portugal	$0	$0	$0	$4,246	$0	$0	$0	$4,246	$4,246

Total	$57,564	$0	$0	$(12,506)	$0	$(40,812)	$0	$4,246	$4,246

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	January 31,	January 31,
Securities	2013	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2014	2014
COMMON STOCK
China	$0	$0	$0	$0	$0	$0	$0	$0	$0
Hong Kong	$0	$0	$0	$0	$0	$0	$0	$0	$0
Malaysia	$0	$0	$0	$0	$0	$0	$0	$0	$0
Taiwan	$33,404	$0	$0	$0	$0	$0	$(33,404)	$0	$0

Total	$33,404	$0	$0	$0	$0	$0	$(33,404)	$0	$0

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the period ended January 31, 2014. During the period ended January 31, 2014, the Secured Options Portfolio wrote and purchased put and call options and the

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Transactions in written and purchased option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the period ended January 31, 2014, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2013	1,931	$1,959,678
Options written	12,518	11,312,421
Options terminated in closing purchase transactions	(875)	(1,513,345)
Options exercised	0	0
Options expired	(9,274)	(7,326,087)

Options outstanding at January 31, 2014	4,300	$4,432,667

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2013	12,425	$583,936
Options written	40,709	2,202,300
Options terminated in closing purchase transactions	(8,030)	(616,904)
Options exercised	0	0
Options expired	(31,404)	(1,395,586)

Options outstanding at January 31, 2014	13,700	$773,746

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At January 31, 2014 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased	$249,650,000	$249,650,000

Total Value	$249,650,000	$249,650,000

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(9,114,851)	$(9,114,851)

Total Value	$(9,114,851)	$(9,114,851)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Purchased	83,333	83,333
Options Written	(88,858)	(88,858)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(1,580,000)	$(1,580,000)

Total Value	$(1,580,000)	$(1,580,000)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Written	(324,867)	(324,867)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended January 31, 2014.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of January 31, 2014,

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

94.64% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of January 31, 2014, the cash collateral received by the Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of January 31, 2014, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$33,763,474		$34,404,198		7.93
Strategic Equity Portfolio	862,997		885,298		0.49
Small Cap Equity Portfolio	39,771,846		40,731,226		3.55
Large Cap Value Portfolio	2,699,847		2,766,471		2.80
U.S. Emerging Growth Portfolio	5,042,234		5,258,873		11.52
Large Cap 100 Portfolio	12,811,969		13,318,884		3.17
Long/Short Portfolio	17,036,921		17,567,819		12.81
Total Market Portfolio	8,703,761	*	8,995,960	**	16.19
International Portfolio	1,581,355		1,675,483		3.07
Philadelphia International Fund	382,903		405,196		1.58

* The market value of loaned securities for the financing of short sales was $8,232,768.

** The market value of collateral used for the financing of short sales was $8,513,561.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2014, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $45,996,942 and $8,513,561 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will affect the return of the fund.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2014, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$12,537,489	$2,440,455	$10,097,034
Strategic Equity Portfolio	50,107,407	737,177	49,370,230
Small Cap Equity Portfolio	178,566,169	10,250,485	168,315,684
Large Cap Value Portfolio	16,274,328	1,037,408	15,236,920
U.S. Emerging Growth Portfolio	7,595,815	844,608	6,751,207
Large Cap 100 Portfolio	65,689,075	1,924,984	63,764,091
Large Cap Growth Portfolio	38,335,572	1,466,096	36,869,476
Long/Short Portfolio	5,939,786	3,856,413	2,083,373
Total Market Portfolio	9,912,622	757,282	9,155,340
Secured Options Portfolio	17,844,949	15,577,597	2,267,352
International Secured Options Portfolio	694,440	776,573	(82,133)
International Portfolio	10,988,518	1,759,112	9,229,406
Philadelphia International Fund	4,735,018	679,954	4,055,064
Philadelphia International Small Cap Fund	3,353,294	586,923	2,766,371
Philadelphia International Emerging Markets Fund	3,652,813	3,624,132	28,681

3.	Subsequent Event

Effective February 28, 2014, the Large Cap 100 Portfolio changed its name to the Large Cap Core Portfolio. The investment objective and policies of this Portfolio are unchanged.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date March 24, 2014
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date March 24, 2014